As filed with the Securities and Exchange            Registration No. 33-34370*
Commission on November 26, 1997                      Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 31 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------


It is proposed that this filing will become effective:

   [ ]         immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]         on November 28, 1997 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.            PART A (PROSPECTUS)            LOCATION - PROSPECTUS

   1    Cover Page........................    Cover Page

   2    Definitions.......................    Definitions

   3    Synopsis..........................    Prospectus Summary; Fee
                                              Table

   4    Condensed Financial ..............    Condensed Financial
        Information                           Information

   5    General Description of Registrant,    The Company; Variable Annuity
        Depositor, and Portfolio Companies... Account B; The Funds

   6    Deductions and Expenses...........    Charges and Deductions;
                                              Distribution

   7    General Description of Variable
        Annuity Contracts.................    Purchase; Miscellaneous

   8    Annuity Period....................    Annuity Period

   9    Death Benefit.....................    Death Benefit During
                                              Accumulation Period; Death
                                              Benefit Payable During the
                                              Annuity Period

  10    Purchases and Contract Value......    Purchase; Contract Valuation

  11    Redemptions.......................    Right to Cancel; Withdrawals

  12    Taxes.............................    Tax Status

  13    Legal Proceedings.................    Miscellaneous - Legal Matters
                                              and Proceedings

  14    Table of Contents of the Statement    Contents of the Statement of
        of Additional Information.........    Additional Information

                                                   LOCATION - STATEMENT
                                                       OF ADDITIONAL
                                                     INFORMATION DATED
                                                     MAY 1, 1997 AND AS
FORM N-4            PART B (STATEMENT OF                   AMENDED
ITEM NO.           ADDITIONAL INFORMATION)             NOVEMBER 28, 1997

  15   Cover Page........................    Cover page

  16   Table of Contents.................    Table of Contents

  17   General Information and History...    General Information and
                                              History

  18   Services..........................    General Information and
                                             History; Independent Auditors

  19   Purchase of Securities Being
       Offered...........................    Offering and Purchase of
                                             Contracts

  20   Underwriters......................    Offering and Purchase of
                                             Contracts

  21   Calculation of Performance Data...    Performance Data and as
                                             amended; Average Annual
                                             Total Return Quotations

  22   Annuity Payments..................    Annuity Payments

  23   Financial Statements..............    Financial Statements

                     Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus is included in Part A of this Post-Effective Amendment No. 31. The Statement of Additional Information is incorporated into Part B of the Post-Effective Amendment No. 31 by reference to Post-Effective Amendment 27 to the Registration Statement on Form N-4 (File Number 33-34370) as filed electronically on April 16, 1997 (Accession no. 0000950146-97-000617) and by reference to a supplement dated November 28, 1997 as filed herein.

                                  PROSPECTUS
===============================================================================

The Contracts offered in connection with this Prospectus are the "Aetna Marathon Plus" [Growth Plus (New York)] group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available as (1) nonqualified deferred annuity contracts, (2) Individual Retirement Annuities ("IRA") under Section 408(b) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); or (3) qualified contracts issued in connection with certain employer sponsored retirement plans (may be subject to approval by the Company and state regulatory agencies). Currently, the IRA is not available as a "SIMPLE IRA" as defined in Section 408(p) of the Internal Revenue Code. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale. (See "Purchase.")

The Contracts provide that Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"), a credited interest option, or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

[bullet] Aetna Variable Fund                                 [bullet] Fidelity VIP II Index 500 Portfolio
[bullet] Aetna Income Shares                                 [bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Aetna Variable Encore Fund                          [bullet] Janus Aspen Balanced Portfolio
[bullet] Aetna Investment Advisers Fund, Inc.                [bullet] Janus Aspen Flexible Income Portfolio
[bullet] Aetna Ascent Variable Portfolio                     [bullet] Janus Aspen Growth Portfolio
[bullet] Aetna Crossroads Variable Portfolio                 [bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Aetna Legacy Variable Portfolio                     [bullet] MFS Total Return Series
[bullet] Aetna Variable Capital Appreciation Portfolio       [bullet] MFS World Governments Series
[bullet] Aetna Variable Growth Portfolio                     [bullet] Oppenheimer Capital Appreciation Fund
[bullet] Aetna Variable Index Plus Portfolio                 [bullet] Oppenheimer Global Securities Fund
[bullet] Aetna Variable Small Company Portfolio              [bullet] Oppenheimer Growth & Income Fund
[bullet] Calvert Responsibly Invested Balanced Portfolio     [bullet] Oppenheimer Strategic Bond Fund
[bullet] [Federated American Leaders Fund II]                [bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] [Federated Equity Income Fund II]                   [bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] [Federated Fund for U.S. Government Securities II]  [bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] [Federated Growth Strategies Fund II]               [bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] [Federated High Income Bond Fund II]                [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio
[bullet] [Federated International Equity Fund II]
[bullet] [Federated Prime Money Fund II]
[bullet] [Federated Utility Fund II]
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP High Income Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Asset Manager Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio

Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. The Guaranteed Account is described in the Appendix to this Prospectus, as well as in the Guaranteed Account's prospectus. The availability of the Funds and the Guaranteed Account is subject to applicable regulatory authorization; not all options may be available in all jurisdictions or under all Contracts. (See "Investment Options.")

This Prospectus provides investors with the information about the Separate Account that they should know before investing in the Contracts. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 25 of this Prospectus. An SAI for this Prospectus and for any Fund prospectus may be obtained by indicating the request on your Application or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE ALIAC GUARANTEED ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY ANY BANK, NOR ARE THEY INSURED BY THE FDIC; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED
                               NOVEMBER 28, 1997.

                               TABLE OF CONTENTS
===============================================================================

DEFINITIONS   ..............................................  DEFINITIONS -  1
PROSPECTUS SUMMARY  ............................................  SUMMARY -  1
FEE TABLE  ...................................................  FEE TABLE -  1
CONDENSED FINANCIAL INFORMATION    .......................... AUV HISTORY -  1
THE COMPANY  ............................................................    1
VARIABLE ANNUITY ACCOUNT B  .............................................    1
INVESTMENT OPTIONS    ...................................................    1
  The Funds  ............................................................    1
  Credited Interest Option  .............................................    5
PURCHASE  ...............................................................    5
  Contract Availability  ................................................    5
  Purchasing Interests in the Contract  .................................    5
  Purchase Payments   ...................................................    5
  Contract Rights  ......................................................    6
  Designations of Beneficiary and Annuitant   ...........................    6
  Right to Cancel  ......................................................    6
CHARGES AND DEDUCTIONS   ................................................    6
  Daily Deductions from the Separate Account  ...........................    6
    Mortality and Expense Risk Charge   .................................    6
    Administrative Charge   .............................................    7
  Maintenance Fee  ......................................................    7
  Reduction or Elimination of Administrative Charge and Maintenance Fee      7
  Deferred Sales Charge  ................................................    7
  Reduction or Elimination of the Deferred Sales Charge   ...............    8
  Fund Expenses    ......................................................    9
  Premium and Other Taxes   .............................................    9
CONTRACT VALUATION    ...................................................    9
  Account Value    ......................................................    9
  Accumulation Units  ...................................................    9
  Net Investment Factor  ................................................    9
TRANSFERS    ............................................................   10
  Dollar Cost Averaging Program   .......................................   10
  Account Rebalancing Program  ..........................................   10
WITHDRAWALS  ............................................................   10
SYSTEMATIC DISTRIBUTION OPTIONS   .......................................   11
DEATH BENEFIT DURING ACCUMULATION PERIOD   ..............................   12
  Death Benefit Amount   ................................................   12
  Death Benefit Payment Options   .......................................   13
    Nonqualified Contracts  .............................................   13
    Qualified Contracts  ................................................   14

ANNUITY PERIOD    ........................................................  14
  Annuity Period Elections    ............................................  14
  Partial Annuitization    ...............................................  14
  Annuity Options    .....................................................  15
  Annuity Payments   .....................................................  15
  Charges Deducted During the Annuity Period    ..........................  16
  Death Benefit Payable During the Annuity Period  .......................  16
TAX STATUS  ..............................................................  16
  Introduction    ........................................................  16
  Taxation of the Company  ...............................................  16
  Tax Status of the Contract  ............................................  17
  Taxation of Annuity Contracts  .........................................  18
  Contracts Used with Certain Retirement Plans  ..........................  20
  Qualified Contracts in General    ......................................  20
  Individual Retirement Annuities and Simplified
    Employee Pension Plans    ............................................  22
  Withholding  ...........................................................  22
MISCELLANEOUS  ...........................................................  22
  Distribution    ........................................................  22
  Delay or Suspension of Payments   ......................................  23
  Performance Reporting    ...............................................  23
  Voting Rights   ........................................................  23
  Modification of the Contract   .........................................  23
  Transfers of Ownership; Assignment   ...................................  24
  Involuntary Terminations    ............................................  24
  Legal Matters and Proceedings  .........................................  24
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   ....................  25
APPENDIX--ALIAC GUARANTEED ACCOUNT  ......................................  26

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
================================================================================

The following terms are defined as they are used in this Prospectus:


Account: A record that identifies contract values accumulated on each Certificate Holder's behalf during the Accumulation Period.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Adjusted Account Value: The Account Value, plus or minus the aggregate market value adjustment for amounts allocated to the Guaranteed Account.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Application: The form or collection of information required by the Company to purchase an interest in a group contract or an individual contract.

Beneficiary(ies): The person or persons who are entitled to receive any death benefit proceeds. Under Nonqualified Contracts, Individual Retirement Annuities, and Section 403(b) Contracts, Beneficiary refers to the beneficiary named under the Contract. Under Qualified Contracts sold in conjunction with 401(a) or 457 Plans, Beneficiary refers to the beneficiary under the plan.

Certificate: The document issued to a Certificate Holder for an Account established under a group contract.

Certificate Holder (You): A person or entity who purchases an individual Contract or acquires an interest under a group Contract.

Claim Date: The date when proof of death and the Beneficiary's claim are received in good order at the Company's Home Office.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group and individual deferred, variable annuity contracts offered by this Prospectus.

Distributor(s): The registered broker-dealer(s), or banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, which have entered into selling agreements with the Company to offer and sell the Contracts. The Company may also serve as a Distributor.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Group Contract Holder: The entity to which a group Contract is issued.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Individual Contract Holder: A person or entity who has purchased an individual variable annuity contract (also referred to as a "Certificate Holder").

Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b).

Nonqualified Contract: A contract established to supplement an individual's retirement income, or to provide an alternative investment option under an Individual Retirement Account qualified under Code Section 408(a).

Purchase Payment(s): The gross payment(s) made to the Company under an Account.


Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b) or 457.


Registered Representative: The individual who is registered with a broker-dealer acting as Distributor to offer and sell securities, or who is an employee of a bank acting as Distributor that is exempt from broker-dealer registration under the Securities Exchange Act of 1934. Registered Representatives must also be licensed as insurance agents to sell variable annuity contracts.

Separate Account: Variable Annuity Account B, a separate account established for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Surrender Value: The amount payable upon the withdrawal of all or any portion of an Account Value.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY
================================================================================

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are currently available for (1) individual nonqualified purchases (we reserve the right to limit the ownership of nonqualified contracts to natural persons); (2) Individual Retirement Annuities ("IRAs"), other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code (may be subject to approval by state regulatory agencies); and (3) purchases made in conjunction with employer sponsored retirement plans under Sections 401(a), 403(b) or 457 of the Code (may be subject to approval by the Company and by state regulatory agencies).

     In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts. Individuals who have established accounts with those broker-dealers or banks are eligible to participate in the Contract. Individual Contracts are offered in those states where the group Contracts are not authorized for sale. Joint Certificate Holders are allowed only on Nonqualified Contracts. A joint Certificate Holder must be the spouse of the other joint Certificate Holder except in New York and Pennsylvania. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts.

CONTRACT PURCHASE
     You may purchase an interest in the Contract by completing an Application and submitting it to the Company. Purchase Payments can be applied to the Contract either through a lump-sum payment or through ongoing contributions. (See "Purchase.")

FREE LOOK PERIOD
     You may cancel the Contract or Certificate within 10 days after you receive it (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. Under a Contract issued as an Individual Retirement Annuity, you will receive a refund of your Purchase Payment. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS
     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in the Subaccounts, as well as in the Guaranteed Account described below subject to the limitations described in "Investment Options," see page 1. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Guaranteed Account is the credited interest option available under the Contract which allows you to earn a fixed rate of interest, if held for the guaranteed term. (See the Appendix to this Prospectus and the prospectus for the Guaranteed Account.)

CHARGES AND DEDUCTIONS
     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), as well as any applicable maintenance fee, transfer fees and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")


--------------------------------------------------------------------------------
                                  SUMMARY - 1

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, you can transfer Account Values among the Subaccounts and the Guaranteed Account. If approved by your state, during the Annuity Period, if you have elected variable payments you can make transfers among the Subaccounts available during the Annuity Period. Currently, during the Accumulation Period, transfers are without charge. However, the Company reserves the right to charge up to $10 for each additional transfer if more than 12 transfers are made in a calendar year. Any transfer charge will be applied so that the amount being transferred will be reduced. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. If approved by your state, during the Annuity Period, you can currently make up to four transfers each calendar year. There is no charge for these transfers. (Transfers from the Guaranteed Account may be restricted and subject to a market value adjustment. See the Appendix.)


     The Company also offers a Dollar Cost Averaging Program and an Account Rebalancing Program. The Dollar Cost Averaging Program permits the automatic transfer of amounts from any of the Subaccounts and an available Guaranteed Account term to any of the other Subaccounts on a monthly or quarterly basis. The Account Rebalancing Program allows you to request that each year, or at other more frequent intervals as We allow, We automatically reallocate your Account Value to specified percentages among the Subaccounts in which you invest. (See "Transfers.")

WITHDRAWALS
     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. (See the Appendix.) The taxable portion of the withdrawal may also be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Systematic Distribution Options during the Accumulation Period subject to certain criteria. Some Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

GUARANTEED DEATH BENEFIT
     These Contracts contain a guaranteed death benefit feature. Upon the death of the Annuitant, the Account Value may be increased under certain circumstances. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD
     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will continue to vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES
     Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES
     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

   [bullet] Write to:                 Aetna Life Insurance and Annuity Company
                                      151 Farmington Avenue
                                      Hartford, Connecticut 06156-5996
                                      Attention: Customer Service

   [bullet] Call Customer Service:    1-800-531-4547 (for automated transfers
                                      or changes in the allocation of Account
                                      Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
================================================================================

This Fee Table describes the various charges and expenses associated with the Contract. No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn).


                                                    CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK:
---------------------------------------------       ---------------------------------------------
 Years from Receipt           Deferred Sales         Years from Receipt           Deferred Sales
of Purchase Payment          Charge Deduction       of Purchase Payment          Charge Deduction
-------------------          ----------------       -------------------          ----------------
Less than 2                        7%               Less than 1                          7%
2 or more but less than 4          6%               1 or more but less than 2            6%
4 or more but less than 5          5%               2 or more but less than 3            5%
5 or more but less than 6          4%               3 or more but less than 4            4%
6 or more but less than 7          3%               4 or more but less than 5            3%
7 or more                          0%               5 or more but less than 6            2%
                                                    6 or more but less than 7            1%
                                                    7 or more                            0%
---------------------------------------------       ---------------------------------------------

    Annual Maintenance Fee (1)  ..................................   $30.00
    Transfer Charge (2)   ........................................   $ 0.00

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract).

During the Accumulation Period:

    Mortality and Expense Risk Charge   ..........................     1.25%(3)
    Administrative Charge.  ......................................     0.15%
                                                                       ----
    Total Subaccount Annual Expenses    ..........................     1.40%

During the Annuity Period:

    Mortality and Expense Risk Charge   ..........................     1.25%
    Administrative Charge   ......................................     0.00%(4)
                                                                       ----
    Total Subaccount Annual Expenses    ..........................     1.25%

------------------
(1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
(2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
(3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions."
(4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS
The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value.

                                                                 Investment            Other             Total
                                                              Advisory Fees(1)        Expenses        Mutual Fund
                                                               (after expense      (after expense       Annual
                                                               reimbursement)      reimbursement)      Expenses
                                                              ----------------     --------------     -----------

Aetna Variable Fund(2)                                             0.50%               0.06%             0.56%
Aetna Income Shares(2)                                             0.40%               0.08%             0.48%
Aetna Variable Encore Fund(2)                                      0.25%               0.10%             0.35%
Aetna Investment Advisers Fund, Inc.(2)                            0.50%               0.08%             0.58%
Aetna Ascent Variable Portfolio(2)                                 0.60%               0.15%             0.75%
Aetna Crossroads Variable Portfolio(2)                             0.60%               0.15%             0.75%
Aetna Legacy Variable Portfolio(2)                                 0.60%               0.15%             0.75%
Aetna Variable Capital Appreciation Portfolio(2)                   0.60%               0.15%             0.75%
Aetna Variable Growth Portfolio(2)                                 0.60%               0.15%             0.75%
Aetna Variable Index Plus Portfolio(2)                             0.35%               0.15%             0.50%
Aetna Variable Small Company Portfolio(2)                          0.75%               0.15%             0.90%
Calvert Responsibly Invested Balanced Portfolio(3)                 0.71%               0.13%             0.84%
[Federated American Leaders Fund II (3b)                           0.53%               0.32%             0.85%]
[Federated Equity Income Fund II (3a)                              0.00%               0.85%             0.85%]
[Federated Fund for U.S. Government Securities II (3b)             0.00%               0.80%             0.80%]
[Federated Growth Strategies Fund II (3b)                          0.00%               0.85%             0.85%]
[Federated High Income Bond Fund II (3b)                           0.00%               0.80%             0.80%]
[Federated International Equity Fund (3b)                          0.00%               1.25%             1.25%]
[Federated Prime Money Fund (3b)                                   0.00%               0.80%             0.80%]
[Federated Utility Fund II (3b)                                    0.24%               0.61%             0.85%]
Fidelity VIP Equity-Income Portfolio(4)                            0.51%               0.07%             0.58%
Fidelity VIP Growth Portfolio(4)                                   0.61%               0.08%             0.69%
Fidelity VIP High Income Portfolio                                 0.59%               0.12%             0.71%
Fidelity VIP Overseas Portfolio(4)                                 0.76%               0.17%             0.93%
Fidelity VIP II Asset Manager Portfolio(4)                         0.64%               0.10%             0.74%
Fidelity VIP II Contrafund Portfolio(4)                            0.61%               0.13%             0.74%
Fidelity VIP II Index 500 Portfolio(5)                             0.13%               0.15%             0.28%
Janus Aspen Aggressive Growth Portfolio(6)                         0.72%               0.04%             0.76%
Janus Aspen Balanced Portfolio(6)                                  0.79%               0.15%             0.94%
Janus Aspen Flexible Income Portfolio(6)                           0.65%               0.19%             0.84%
Janus Aspen Growth Portfolio(6)                                    0.65%               0.04%             0.69%
Janus Aspen Worldwide Growth Portfolio(6)                          0.66%               0.14%             0.80%
MFS Total Return Series(7)                                         0.75%               0.25%             1.00%
MFS World Governments Series(7)                                    0.75%               0.25%             1.00%
Oppenheimer Capital Appreciation Fund                              0.72%               0.03%             0.75%
Oppenheimer Global Securities Fund                                 0.73%               0.08%             0.81%
Oppenheimer Growth & Income Fund                                   0.75%               0.25%             1.00%
Oppenheimer Strategic Bond Fund                                    0.75%               0.10%             0.85%
Portfolio Partners MFS Emerging Equities Portfolio                 0.70%(8)            0.13%             0.83%(9)
Portfolio Partners MFS Research Growth Portfolio                   0.70%(8)            0.15%             0.85%(9)
Portfolio Partners MFS Value Equity Portfolio                      0.65%               0.25%             0.90%(9)
Portfolio Partners Scudder International Growth Portfolio          0.80%               0.20%             1.00%(9)
Portfolio Partners T. Rowe Price Growth Equity Portfolio           0.60%               0.15%             0.75%(9)


--------------------------------------------------------------------------------
                                 FEE TABLE - 2

(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Services Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. Therefore, for these Funds the "Other Expenses" shown are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under that Agreement. The Administrative Services Agreement was in effect for Aetna Variable Capital Appreciation Portfolio, Aetna Variable Growth Portfolio, Aetna Variable Index Plus Portfolio and Aetna Variable Small Company Portfolio since their inception. Effective August 1, 1996, Investment Advisory Fees were increased for Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The Advisory Fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased Investment Advisory Fees.
(3) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.
[(3a) The estimated investment advisory fee has been reduced to reflect the anticipated voluntary waiver of the investment advisory fee. The Fund's adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum investment advisory fee is 0.75%. The Fund has no present intention of paying or accruing a 12b-1 fee during the fiscal year ending December 31, 1997. If the Fund were paying or accruing the 12b-1 fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information" in the Fund prospectus.

      The total operating expenses are estimated to be 1.82% respectively absent the anticipated voluntary waiver of management fee and the anticipated voluntary reimbursement of certain other operating expenses. Total Fund operating expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1997. During the course of this period, expenses may be more or less than the average shown.]

[(3b) The management fee for each of the Funds has been reduced to reflect a voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time in its sole discretion. The maximum management fee for each of the Funds is as follows: 0.50%--Prime Money Fund II; 0.60%--High Income Bond Fund II and the Fund for U.S. Government Securities II; 0.75%--American Leaders Fund II, Growth Strategies Fund II and Utility Fund II; and 1.00%--International Equity Fund II.]
(4) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity-Income Portfolio, 0.67% for Growth Portfolio, 0.92% for Overseas Portfolio, 0.73% for Asset Manager Portfolio; and 0.71% for Contrafund Portfolio.
(5) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.28%, 0.15% and 0.43%, respectively, for Index 500 Portfolio.
(6) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio other than the Flexible Income Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.92%, 0.15% and 1.07% for Balanced Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.
(7) The adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. Otherwise, "Other Expenses" for the MFS Total Return Series and MFS World Governments Series would be 1.35% and 1.28%, respectively, and "Total Fund Annual Expenses" would be 2.10% and 2.03%, respectively, for these Series. Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."
(8) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

(9) Each Portfolio's aggregate expenses are limited to the advisory and administrative fees disclosed above through April 30, 1999.



--------------------------------------------------------------------------------
                                 FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.

                                                                  EXAMPLE A                                EXAMPLE B
                                                   ---------------------------------------  ---------------------------------------
                                                   If you withdraw the entire Account       If you do not withdraw the Account
                                                   Value at the end of the periods shown,   Value, or if you annuitize at the end of
                                                   you would pay the following expenses,    the periods shown, you would pay the
                                                   including any applicable deferred        following expenses (no deferred sales
                                                   sales charge:                            charge is reflected):*
                                                   1 year   3 years   5 years   10 years    1 year   3 years   5 years   10 years
                                                   -------- --------- --------- ----------  -------- --------- --------- ----------

Aetna Variable Fund                                  $92      $115      $141       $229       $20       $62      $106      $229
Aetna Income Shares                                  $91      $113      $137       $221       $19       $59      $102      $221
Aetna Variable Encore Fund                           $90      $109      $130       $207       $18       $55      $ 95      $207
Aetna Investment Advisers Fund, Inc                  $92      $116      $142       $231       $20       $62      $107      $231
Aetna Ascent Variable Portfolio                      $94      $121      $151       $249       $22       $67      $116      $249
Aetna Crossroads Variable Portfolio                  $94      $121      $151       $249       $22       $67      $116      $249
Aetna Legacy Variable Portfolio                      $94      $121      $151       $249       $22       $67      $116      $249
Aetna Variable Capital Appreciation Portfolio        $94      $121      $151       $249       $22       $67      $116      $249
Aetna Variable Growth Portfolio                      $94      $121      $151       $249       $22       $67      $116      $249
Aetna Variable Index Plus Portfolio                  $92      $113      $138       $223       $19       $60      $103      $223
Aetna Variable Small Company Portfolio               $95      $125      $159       $264       $23       $72      $123      $264
Calvert Responsibly Invested Balanced Portfolio      $95      $124      $156       $258       $23       $70      $120      $258
Fidelity VIP Equity-Income Portfolio                 $92      $116      $142       $231       $20       $62      $107      $231
Fidelity VIP Growth Portfolio                        $93      $119      $148       $243       $21       $66      $113      $243
Fidelity VIP High Income Portfolio                   $93      $120      $149       $245       $21       $66      $114      $245
Fidelity VIP Overseas Portfolio                      $96      $126      $160       $267       $24       $73      $125      $267
Fidelity VIP II Asset Manager Portfolio              $94      $121      $151       $248       $22       $67      $115      $248
Fidelity VIP II Contrafund Portfolio                 $94      $121      $151       $248       $22       $67      $115      $248
Fidelity VIP II Index 500 Portfolio                  $89      $106      $127       $199       $17       $53      $ 92      $199
Janus Aspen Aggressive Growth Portfolio              $94      $121      $152       $250       $22       $68      $116      $250
Janus Aspen Balanced Portfolio                       $96      $127      $161       $268       $24       $73      $125      $268
Janus Aspen Flexible Income Portfolio                $95      $124      $156       $258       $23       $70      $120      $258
Janus Aspen Growth Portfolio                         $93      $119      $148       $243       $21       $66      $113      $243
Janus Aspen Worldwide Growth Portfolio               $94      $122      $154       $254       $22       $69      $118      $254
MFS Total Return Series                              $96      $129      $164       $274       $24       $75      $128      $274
MFS World Governments Series                         $96      $129      $164       $274       $24       $75      $128      $274
Oppenheimer Capital Appreciation Fund                $94      $121      $151       $249       $22       $67      $116      $249
Oppenheimer Global Securities Fund                   $94      $123      $154       $255       $22       $69      $119      $255
Oppenheimer Growth & Income Fund                     $96      $129      $164       $274       $24       $75      $128      $274
Oppenheimer Strategic Bond Fund                      $95      $124      $156       $259       $23       $70      $121      $259
Portfolio Partners MFS Emerging Equities Portfolio   $95      $123      $155       $257       $23       $70      $120      $257
Portfolio Partners MFS Research Growth Portfolio     $95      $124      $156       $259       $23       $70      $121      $259
Portfolio Partners MFS Value Equity Portfolio        $95      $125      $159       $264       $23       $72      $123      $264
Portfolio Partners Scudder International
 Growth Portfolio                                    $96      $129      $164       $274       $24       $75      $128      $274
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                           $94      $121      $151       $249       $22       $67      $116      $249


------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)


--------------------------------------------------------------------------------
                                 FEE TABLE - 4

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.

                                                                     Contracts or Certificates Issued in New York

                                                                 EXAMPLE C                               EXAMPLE D
                                                  ---------------------------------------  ----------------------------------------
                                                  If you withdraw the entire Account       If you do not withdraw the Account
                                                  Value at the end of the periods shown,   Value, or if you annuitize at the end of
                                                  you would pay the following expenses,    the periods shown, you would pay the
                                                  including any applicable deferred        following expenses (no deferred sales
                                                  sales charge:                            charge is reflected):*
                                                  1 year   3 years   5 years   10 years    1 year    3 years    5 years   10 years
                                                  -------- --------- --------- ----------  --------  ---------  --------- ---------

Aetna Variable Fund                                 $82      $ 95      $122       $229       $20        $62       $106      $229
Aetna Income Shares                                 $81      $ 93      $118       $221       $19        $59       $102      $221
Aetna Variable Encore Fund                          $80      $ 89      $112       $207       $18        $55       $ 95      $207
Aetna Investment Advisers Fund, Inc.                $82      $ 96      $124       $231       $20        $62       $107      $231
Aetna Ascent Variable Portfolio                     $84      $101      $132       $249       $22        $67       $116      $249
Aetna Crossroads Variable Portfolio                 $84      $101      $132       $249       $22        $67       $116      $249
Aetna Legacy Variable Portfolio                     $84      $101      $132       $249       $22        $67       $116      $249
Aetna Variable Capital Appreciation Portfolio       $84      $101      $132       $249       $22        $67       $116      $249
Aetna Variable Growth Portfolio                     $84      $101      $132       $249       $22        $67       $116      $249
Aetna Variable Index Plus Portfolio                 $81      $ 93      $119       $223       $19        $60       $103      $223
Aetna Variable Small Company Portfolio              $85      $105      $140       $264       $23        $72       $123      $264
Calvert Responsibly Invested Balanced Portfolio     $84      $104      $137       $258       $23        $70       $120      $258
[Federated American Leaders Fund II                 $85      $104      $137       $259]      $23        $70       $121      $259]
[Federated Equity Income Fund II                    $85      $104      $137       $259]      $23        $70       $121      $259]
[Federated Fund for U.S. Government Securities II   $84      $102      $135       $254]      $22        $69       $118      $254]
[Federated Growth Strategies Fund II                $85      $104      $137       $259]      $23        $70       $121      $259]
[Federated High Income Bond Fund II                 $84      $102      $135       $254]      $22        $69       $118      $254]
[Federated International Equity Fund II             $88      $116      $157       $299]      $27        $82       $141      $299]
[Federated Prime Money Fund II                      $84      $102      $135       $254]      $22        $69       $118      $254]
[Federated Utility Fund II                          $85      $104      $137       $259]      $23        $70       $121      $259]
Fidelity VIP Equity-Income Portfolio                $82      $ 96      $124       $231       $20        $62       $107      $231
Fidelity VIP Growth Portfolio                       $83      $ 99      $129       $243       $21        $66       $113      $243
Fidelity VIP High Income Portfolio                  $83      $100      $130       $245       $21        $66       $114      $245
Fidelity VIP Overseas Portfolio                     $85      $106      $141       $267       $24        $73       $125      $267
Fidelity VIP II Asset Manager Portfolio             $83      $101      $132       $248       $22        $67       $115      $248
Fidelity VIP II Contrafund Portfolio                $83      $101      $132       $248       $22        $67       $115      $248
Fidelity VIP II Index 500 Portfolio                 $79      $ 86      $108       $199       $17        $53       $ 92      $199
Janus Aspen Aggressive Growth Portfolio             $84      $101      $133       $250       $22        $68       $116      $250
Janus Aspen Balanced Portfolio                      $85      $107      $142       $268       $24        $73       $125      $268
Janus Aspen Flexible Income Portfolio               $84      $104      $137       $258       $23        $70       $120      $258
Janus Aspen Growth Portfolio                        $83      $ 99      $129       $243       $21        $66       $113      $243
Janus Aspen Worldwide Growth Portfolio              $84      $102      $135       $254       $22        $69       $118      $254
MFS Total Return Series                             $86      $109      $145       $274       $24        $75       $128      $274
MFS World Governments Series                        $86      $109      $145       $274       $24        $75       $128      $274
Oppenheimer Capital Appreciation Fund               $84      $101      $132       $249       $22        $67       $116      $249
Oppenheimer Global Securities Fund                  $84      $103      $135       $255       $22        $69       $119      $255
Oppenheimer Growth & Income Fund                    $86      $109      $145       $274       $24        $75       $128      $274
Oppenheimer Strategic Bond Fund                     $85      $104      $137       $259       $23        $70       $121      $259
Portfolio Partners MFS Emerging Equities Portfolio  $84      $103      $136       $257       $23        $70       $120      $257
Portfolio Partners MFS Research Growth Portfolio    $85      $104      $137       $259       $23        $70       $121      $259
Portfolio Partners MFS Value Equity Portfolio       $85      $105      $140       $264       $23        $72       $123      $264
Portfolio Partners Scudder International
 Growth Portfolio                                   $86      $109      $145       $274       $24        $75       $128      $274
Portfolio Partners T. Rowe Price Growth Equity
 Portfolio                                          $84      $101      $132       $249       $22        $67       $116      $249


------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example C.)


--------------------------------------------------------------------------------
                                 FEE TABLE - 5

                        CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the three years ended December 31, 1996 is derived from the financial statements of the Separate Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. It reflects investment options available under the Contracts as of December 31, 1996; not all investment options shown here are currently available. The financial statements and the independent auditors' report thereon, are included in the Statement of Additional Information.

                                                                   1996               1995                  1994
                                                               ------------       -------------          -----------
AETNA VARIABLE FUND
Value at beginning of period                                   $     14.001       $      10.737          $     10.000
Value at end of period                                         $     17.181       $      14.001          $     10.737
Increase (decrease) in value of accumulation units(1)                 22.71%              30.40%                 7.37%(2)
Number of accumulation units outstanding at end of period         4,919,945           3,068,782             3,178,712

AETNA INCOME SHARES
Value at beginning of period                                   $     12.037       $      10.324          $     10.000
Value at end of period                                         $     12.294       $      12.037          $     10.324
Increase (decrease) in value of accumulation units(1)                  2.14%              16.59%                 3.24%(3)
Number of accumulation units outstanding at end of period         1,129,814             988,199               983,357

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                   $     10.968       $      10.489          $     10.000
Value at end of period                                         $     11.394       $      10.968          $     10.489
Increase (decrease) in value of accumulation units(1)                  3.89%               4.57%                 4.89%(2)
Number of accumulation units outstanding at end of period         4,871,015           2,694,034             3,407,448

AETNA INVESTMENT ADVISERS FUND, INC.
Value at beginning of period                                   $     13.602       $      10.828          $     10.000
Value at end of period                                         $     15.445       $      13.602          $     10.828
Increase (decrease) in value of accumulation units(1)                 13.55%              25.62%                 8.42%(4)
Number of accumulation units outstanding at end of period         1,544,723             919,744               911,281

AETNA ASCENT VARIABLE PORTFOLIO
Value at beginning of period                                   $     10.645       $      10.000
Value at end of period                                         $     12.970       $      10.645
Increase (decrease) in value of accumulation units(1)                 21.84%               6.45%(5)
Number of accumulation units outstanding at end of period           298,740              15,832

AETNA CROSSROADS VARIABLE PORTFOLIO
Value at beginning of period                                   $     10.587       $      10.000
Value at end of period                                         $     12.402       $      10.587
Increase (decrease) in value of accumulation units(1)                 17.14%               5.87%(5)
Number of accumulation units outstanding at end of period           326,292              27,089

AETNA LEGACY VARIABLE PORTFOLIO
Value at beginning of period                                   $     10.438       $      10.000
Value at end of period                                         $     11.751       $      10.438
Increase (decrease) in value of accumulation units(1)                 12.58%%               4.38%(6)
Number of accumulation units outstanding at end of period           492,915              28,778

AETNA VARIABLE INDEX PLUS PORTFOLIO
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.919
Increase (decrease) in value of accumulation units(1)                  9.19%(7)
Number of accumulation units outstanding at end of period            19,177

ALGER AMERICAN BALANCED PORTFOLIO
Value at beginning of period                                   $     12.588       $      10.000
Value at end of period                                         $     13.673       $      12.588
Increase (decrease) in value of accumulation units(1)                  8.62%              25.88%(8)
Number of accumulation units outstanding at end of period           276,259              54,737

ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period                                   $     12.980       $      10.000
Value at end of period                                         $     14.506       $      12.980
Increase (decrease) in value of accumulation units(1)                 11.75%              29.80%(9)
Number of accumulation units outstanding at end of period         2,592,294             615,697

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
Value at beginning of period                                   $     10.660       $      10.000
Value at end of period                                         $     12.578       $      10.660
Increase (decrease) in value of accumulation units(1)                 18.00%               6.60%(10)
Number of accumulation units outstanding at end of period           514,513              95,829

--------------------------------------------------------------------------------



                                AUV HISTORY - 1

================================================================================

                                                                   1996               1995                  1994
                                                               ------------       -------------          -----------
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
Value at beginning of period                                     $   12.265       $      10.000
Value at end of period                                           $   13.548       $      12.265
Increase (decrease) in value of accumulation units(1)                 10.46%              22.65%(10)
Number of accumulation units outstanding at end of period           842,890             159,379

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
Value at beginning of period                                     $   13.974       $      10.000
Value at end of period                                           $   15.417       $      13.974
Increase (decrease) in value of accumulation units(1)                10.33%               39.74%(8)
Number of accumulation units outstanding at end of period         1,287,070             233,110

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
Value at beginning of period                                     $   13.295       $      10.000
Value at end of period                                           $   13.656       $      13.295
Increase (decrease) in value of accumulation units(1)                  2.72%              32.95%(11)
Number of accumulation units outstanding at end of period         2,688,730             507,425

AMERICAN CENTURY VP BALANCED (formerly "TCI BALANCED")
Value at beginning of period                                     $   12.124       $      10.152          $     10.000
Value at end of period                                           $   13.410       $      12.124                10.152
Increase (decrease) in value of accumulation units(1)                 10.61%              19.42%                 1.52%(4)
Number of accumulation units outstanding at end of period           223,073              40,407                 3,477

AMERICAN CENTURY VP CAPITAL APPRECIATION (formerly "TCI GROWTH")
Value at beginning of period                                     $   14.021       $      10.847          $     10.000
Value at end of period                                           $   13.211       $      14.021          $     10.847
Increase (decrease) in value of accumulation units(1)                ( 5.78)%             29.27%                 8.47%(4)
Number of accumulation units outstanding at end of period         1,214,961           1,014,612              893,534

AMERICAN CENTURY VP INTERNATIONAL (formerly "TCI INTERNATIONAL")
Value at beginning of period                                     $   10.446       $       9.441          $     10.000
Value at end of period                                           $   11.782       $      10.446          $      9.441
Increase (decrease) in value of accumulation units(1)                 12.80%              10.64%                (5.59)%(4)
Number of accumulation units outstanding at end of period           399,464              57,691                 3,745

FEDERATED AMERICAN LEADERS FUND II
Value at beginning of period                                     $   12.971       $       9.838          $     10.000
Value at end of period                                           $   15.548       $      12.971          $      9.838
Increase (decrease) in value of accumulation units(1)                 19.87%              31.84%                (1.62)%(12)
Number of accumulation units outstanding at end of period         3,931,613           2,057,364               188,708

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period                                     $   10.804       $      10.073          $     10.000
Value at end of period                                           $   11.099       $      10.804          $     10.073
Increase (decrease) in value of accumulation units(1)                  2.74%               7.25%                 0.73%(12)
Number of accumulation units outstanding at end of period           689,789             417,293                12,714

FEDERATED HIGH INCOME BOND FUND II
Value at beginning of period                                     $   11.640       $       9.814          $     10.000
Value at end of period                                           $   13.119       $      11.640          $      9.814
Increase (decrease) in value of accumulation units(1)                 12.71%              18.61%                (1.86)%(12)
Number of accumulation units outstanding at end of period         2,069,633           1,020,321                31,309

FEDERATED UTILITY FUND II
Value at beginning of period                                     $   12.095       $       9.881          $     10.000
Value at end of period                                           $   13.303       $      12.095          $      9.881
Increase (decrease) in value of accumulation units(1)                  9.99%      $       22.40%                (1.19)%(12)
Number of accumulation units outstanding at end of period         1,260,915             727,601                41,191

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                     $   13.324       $      10.002          $     10.000
Value at end of period                                           $   15.013       $      13.324          $     10.002
Increase (decrease) in value of accumulation units(1)                 12.68%              33.21%                 0.02%(13)
Number of accumulation units outstanding at end of period         4,200,501              913,517               17,013

FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                     $   13.913       $      10.423          $     10.000
Value at end of period                                           $   15.734       $      13.913          $     10.423
Increase (decrease) in value of accumulation units(1)                 13.09%              33.48%                 4.23%(13)
Number of accumulation units outstanding at end of period         3,260,855             885,545                17,013

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

================================================================================

                                                                  1996                1995                   1994
                                                               ------------       -------------          ------------
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                     $   10.701       $      10.000
Value at end of period                                           $   12.031       $      10.701
Increase (decrease) in value of accumulation units(1)                 12.43%               7.01%(10)
Number of accumulation units outstanding at end of period         1,222,580             112,819

FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                     $   11.143       $      10.000
Value at end of period                                           $   12.439       $      11.143
Increase (decrease) in value of accumulation units(1)                 11.62%              11.43%(8)
Number of accumulation units outstanding at end of period           681,094             150,017

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                     $   11.664       $      10.000
Value at end of period                                           $   13.180       $      11.664
Increase (decrease) in value of accumulation units(1)                 12.99%              16.64%(8)
Number of accumulation units outstanding at end of period           450,051             116,810

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                     $   11.658       $      10.000
Value at end of period                                           $   13.943       $      11.658
Increase (decrease) in value of accumulation units(1)                 19.60%              16.58%(10)
Number of accumulation units outstanding at end of period         3,294,964             684,272

FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                     $   11.336       $      10.000
Value at end of period                                           $   13.728       $      11.336
Increase (decrease) in value of accumulation units(1)                 21.10%              13.36%(10)
Number of accumulation units outstanding at end of period         1,994,556             191,671

FIDELITY VIP II INVESTMENT GRADE BOND PORTFOLIO
Value at beginning of period                                     $   10.600       $      10.000
Value at end of period                                           $   10.784       $      10.600
Increase (decrease) in value of accumulation units(1)                  1.73%               6.00%(14)
Number of accumulation units outstanding at end of period           441,549              66,574

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                     $   13.040       $      10.374          $     10.000
Value at end of period                                           $   13.879       $      13.040          $     10.374
Increase (decrease) in value of accumulation units(1)                  6.43%              25.71%                 3.74%(15)
Number of accumulation units outstanding at end of period         1,248,669             187,584                     0

JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                     $   12.104       $      10.000
Value at end of period                                           $   13.865       $      12.104
Increase (decrease) in value of accumulation units(1)                 14.55%              21.04%(8)
Number of accumulation units outstanding at end of period           682,296              53,016

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                     $   12.071       $       9.884          $     10.000
Value at end of period                                           $   12.995       $      12.071          $      9.884
Increase (decrease) in value of accumulation units(1)                  7.66%              22.13%                (1.16)%(16)
Number of accumulation units outstanding at end of period           225,717              45,714                     0

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                     $   12.975       $      10.109          $     10.000
Value at end of period                                           $   15.153       $      12.975          $     10.109
Increase (decrease) in value of accumulation units(1)                 16.79%              28.35%                 1.09%(4)
Number of accumulation units outstanding at end of period         1,145,305             176,111                 9,588

JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period                                     $   10.765       $      10.000
Value at end of period                                           $   11.036       $      10.765
Increase (decrease) in value of accumulation units(1)                  2.52%               7.65%(8))
Number of accumulation units outstanding at end of period           150,230              67,034

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                     $   12.341       $      10.000
Value at end of period                                           $   15.701       $      12.341
Increase (decrease) in value of accumulation units(1)                 27.22%              23.41%(11)
Number of accumulation units outstanding at end of period         3,060,432             252,485

--------------------------------------------------------------------------------
                                AUV HISTORY - 3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  1996                1995                   1994
                                                               ------------       -------------          ------------
LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period                                   $      9.277       $       9.795          $     10.000
Value at end of period                                         $      9.829       $       9.277          $      9.795
Increase (decrease) in value of accumulation units(1)                  5.95%             ( 5.28)%              ( 2.05)%(4)
Number of accumulation units outstanding at end of period           255,963              36,773                 1,500

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                                   $     10.436       $       9.056          $     10.000
Value at end of period                                         $     13.056       $      10.436          $      9.056
Increase (decrease) in value of accumulation units(1)                 25.11%              15.24%                (9.44)%(3)
Number of accumulation units outstanding at end of period           172,966              16,933                   537

MFS EMERGING GROWTH SERIES
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.074
Increase (decrease) in value of accumulation units(1)                  0.74%(17)
Number of accumulation units outstanding at end of period           893,166

MFS RESEARCH SERIES
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.970
Increase (decrease) in value of accumulation units(1)                  9.70%(17)
Number of accumulation units outstanding at end of period           617,709

MFS TOTAL RETURN SERIES
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.894
Increase (decrease) in value of accumulation units(1)                  8.94%(17)
Number of accumulation units outstanding at end of period           387,019

MFS VALUE SERIES
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.334
Increase (decrease) in value of accumulation units(1)                  3.34%(18)
Number of accumulation units outstanding at end of period            20,208

MFS WORLD GOVERNMENTS SERIES
Value at beginning of period                                   $     10.000
Value at end of period                                         $     10.471
Increase (decrease) in value of accumulation units(1)                  4.71%(17)
Number of accumulation units outstanding at end of period            38,958

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
 (2) Reflects less than a full year of performance activity. Funds were first received in this option during October 1994.
 (3) Reflects less than a full year of performance activity. Funds were first received in this option during August 1994.
 (4) Reflects less than a full year of performance activity. Funds were first received in this option during July 1994.
 (5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
 (6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during September 1995, when the Fund became available under the Contract.
 (7) Reflects less than a full year of performance activity. The initial Accumulation Unit Value was established at $10.000 during September 1996, when the Portfolio became available under the Contract.
 (8) Reflects less than a full year of performance activity. Funds were first received in this option during January 1995.
 (9) Reflects less than a full year of performance activity. Funds were first received in this option during February 1995.
(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1995, when the Fund became available under the Contract.
(11) Reflects less than a full year of performance activity. Funds were first received in this option during April 1995.
(12) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.
(13) Reflects less than a full year of performance activity. Funds were first received in this option during December 1994.
(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
(15) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.
(16) Reflects less than a full year of performance activity. Funds were first received in this option during November 1994.
(17) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1996, when the Series became available under the Contract.
(18) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1996, when the series became available under the Contract.


--------------------------------------------------------------------------------
                                AUV HISTORY - 4

                                  THE COMPANY
================================================================================

      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT B
================================================================================

      The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
================================================================================

THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Application. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of investment options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder is limited to 18. Each Subaccount and each Guaranteed Term of the same duration count as an option once you have made an allocation to it, even if you no longer have amounts allocated to that option.


      The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions or under all Contracts.

      Subject to state regulatory approval, if the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


--------------------------------------------------------------------------------

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Capital Appreciation
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. The Portfolio will use a value-oriented approach in an attempt to outperform the total return performance of publicly traded common stocks represented by the S & P 500 Composite Stock Price Index ("S & P 500"), a broad based stock market index composed of 500 common stocks selected by the Standard & Poor's Corporation. The Portfolio uses the S & P 500 as a comparative benchmark because it represents approximately two-thirds of the total market value of all U.S. common stocks, and is well known to investors.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Growth Portfolio seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S & P 500.(1)

[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Small Company
         Portfolio seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Companies with smaller market capitalizations generally will have market capitalization at the time of purchase of $1 billion or less.(1)

[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] [Federated Insurance Series--Federated American Leaders Fund II
         (formerly IMS Equity Growth and Income Fund) seeks to achieve long-term growth of capital and to provide income. The Fund pursues its investment objective by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies which, in the opinion of the Adviser meet certain criteria.(2a)]

[bullet] [Federated Insurance Series--Federated Equity Income Fund II seeks to provide above average income and capital appreciation. The Fund attempts to achieve its objective by investing at least 65% of its assets in income-producing equity securities. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities will vary according to the Fund's assessment of market and economic conditions and outlook. (2a)]

[bullet] [Federated Insurance Series--Federated Fund for U.S. Government
         Securities II (formerly IMS U.S. Government Bond Fund) seeks to provide current income. The Fund pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.(2a)]

[bullet] [Federated Insurance Series--Federated Growth Strategies Fund II
         (formerly IMS Growth Stock Fund) seeks capital appreciation. The Fund pursues its objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. (2a)]

[bullet] [Federated Insurance Series--Federated High Income Bond Fund II
         (formerly IMS Corporate Bond Fund) seeks high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations (commonly known as "junk bonds" or "high yield, high risk bonds" which involve significant degree of risk). (See the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(2a)]

[bullet] [Federated Insurance Series--Federated International Equity Fund II
         (formerly IMS International Stock Fund) seeks total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. (2a)]

[bullet] [Federated Insurance Series--Federated Prime Money Fund II (formerly
         IMS Prime Money Fund) seeks to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objectives by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government. (2a)]

[bullet] [Federated Insurance Series--Federated Utility Fund II (formerly IMS
         Utility Fund) seeks to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.(2a)]

[bullet] Fidelity Investments Variable Insurance Products Fund-- Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--Growth
         Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund--High Income
         Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital. Lower-rated corporate debt obligations are commonly known as "junk bonds" or

--------------------------------------------------------------------------------

         "high yield, high risk bonds" and involve significant degree of risk (see the Fund's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations).(3)

[bullet] Fidelity Investments Variable Insurance Products Fund-- Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Asset Manager
         Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(3)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 Stocks.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S & P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected for their income potential.(4)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] MFS Total Return Series seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income. Under normal market conditions, at least 25% of the Total Return Series' assets will be invested in fixed income securities, and at least 40% and no more than 75% of the Series' assets will be invested in equity securities.(5)

[bullet] MFS World Governments Series seeks not only preservation, but also growth of capital, together with moderate current income. The Series seeks to achieve its objective through a professionally managed, internationally diversified portfolio consisting primarily of debt securities and to a lesser extent equity securities. Consistent with its investment objective and policies, the Series may invest up to 100% (and generally expects to invest not more than 80%) of its net assets in foreign securities which are not traded on a U.S. exchange.(5)

[bullet] Oppenheimer Capital Appreciation Fund seeks to achieve capital appreciation by investing in "growth-type" companies.(6)

[bullet] Oppenheimer Global Securities Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.(6)



--------------------------------------------------------------------------------

[bullet] Oppenheimer Growth & Income Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.(6)

[bullet] Oppenheimer Strategic Bond Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities, (ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. These securities may be considered to be speculative.(6)

[bullet] Portfolio Partners MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its subadviser believes are early in their life cycle but which have the potential to became major enterprises (emerging growth companies).(7)(a)

[bullet] Portfolio Partners MFS Research Growth Portfolio seeks long term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the subadviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stock.(7)(a)

[bullet] Portfolio Partners MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.(7)(a)

[bullet] Portfolio Partners Scudder International Growth Portfolio seeks long term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(7)(b)

[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.(7)(c)

Investment Advisers for each of the Funds:
(1) Aetna Life Insurance and Annuity Company (adviser);
    Aeltus Investment Management, Inc. (sub-adviser)
(2) Calvert Asset Management Company, Inc.
[(2a) Federated Advisers]
(3) Fidelity Management & Research Company
(4) Janus Capital Corporation
(5) Massachusetts Financial Services Company ("MFS")
(6) OppenheimerFunds, Inc.
(7) Aetna Life Insurance and Annuity Company (adviser);
     (a) Massachusetts Financial Services Company (sub-adviser)
     (b) Scudder, Stevens & Clark, Inc. (sub-adviser)
     (c) T. Rowe Price Associates, Inc. (sub-adviser)

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


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                                       4

CREDITED INTEREST OPTION
      Purchase Payments may be allocated to the ALIAC Guaranteed Account (the "Guaranteed Account"). Through the Guaranteed Account, we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the Guaranteed Account for specified periods to receive the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See the Appendix.)

                                    PURCHASE
================================================================================

CONTRACT AVAILABILITY

      The Contracts are offered as (1) nonqualified deferred annuity contracts (we reserve the right to limit ownership of nonqualified Contracts to natural persons); (2) Individual Retirement Annuities, other than "SIMPLE IRAs" as defined in Section 408(p) of the Internal Revenue Code; or (3) Qualified Contracts used in conjunction with certain employer sponsored retirement plans. Individual Retirement Annuities are currently available as rollovers, and may permit ongoing contributions subject to state regulatory approval. Additionally, availability of the Qualified Contracts described under item (3) is subject to approval by the Company and state regulatory agencies.

      Eligible persons seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or, where required by state law, they may purchase individual Contracts. In most states, group Contracts are offered, generally to certain broker-dealers or banks which have agreed to act as Distributors of the Contracts, and individual accounts are established by the Company for each Certificate Holder. In some states, an individual Contract will be owned by the Certificate Holder. In both cases, a Certificate Holder's interest in the Contract is known as his or her "Account."

      The maximum issue age for the Annuitant is 90 (age 85 for those Contracts or Certificates issued in New York and Pennsylvania).

      Joint Certificate Holders. Nonqualified Contracts may be purchased by spouses as joint Certificate Holders. In New York and Pennsylvania, the joint Certificate Holders do not need to be spouses. References to "Certificate Holders" in this Prospectus mean both of the Certificate Holders on joint Accounts. Tax law prohibits the purchase of Qualified Contracts by joint Certificate Holders.

PURCHASING INTERESTS IN THE CONTRACT
     Group Contracts. Groups will generally consist of those eligible individuals who have established an account with a broker-dealer or bank which has agreed to act as a Distributor for the Contracts. A group Contract is issued to the group Contract Holder. Certificate Holders may purchase interests in a group Contract by submitting an Application. Once the Application is accepted a Certificate will be issued.

      Individual Contracts. Certain states will not allow a group Contract due to provisions in their insurance laws. In those states, an eligible individual will submit an Application and will be issued a Contract rather than a Certificate.

      Regardless of whether you have purchased an interest in a group Contract or an individual Contract, the Company must accept or reject the Application within two business days of receipt. If the Application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Certficiate Holder, pending acceptance of the Application. If the Application is rejected, the Application and any Purchase Payments will be returned to the Certificate Holder.

PURCHASE PAYMENTS
      You may make Purchase Payments under the Contract in one lump sum, through periodic payments or as a transfer from a pre-existing plan.

      The minimum initial Purchase Payment amount is $5,000 for Nonqualified Contracts and $1,500 for Qualified Contracts. In some states, a Contract issued as an Individual Retirement Annuity can accept only a lump sum, rollover Purchase Payment. Additional Purchase Payments made to an existing Contract must be at least $1,000 or at least $50 per month by electronic funds transfer, and are subject to the terms and conditions published by us at the time of the subsequent payment. A Purchase Payment of more than $1,000,000 will be allowed only with the Company's consent. We also reserve the right to reject any Purchase Payment to a prospective or existing Account without advance notice (unless not allowed by state law).

      For Qualified Contracts the Code imposes a maximum limit on annual Purchase Payments which may be excluded from a participant's gross income. (See "Tax Status.")

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or the


--------------------------------------------------------------------------------

Guaranteed Account as specified on the Application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. (See "Investment Options.")

CONTRACT RIGHTS
      Under individual Contracts, Certificate Holders have all Contract rights.

      Under group Contracts, the group Contract Holder has title to the Contract and generally only the right to accept or reject any modifications to the Contract. You have all other rights to your Account under the Contract. However, under a Nonqualified Contract, if you and the Annuitant are not the same, and the Annuitant dies first, your rights are automatically transferred to the Beneficiary. (See "Death Benefit.")

      Joint Certificate Holders have equal rights under the Contract and with respect to their Account. All rights under the Contract must be exercised by both joint Certificate Holders with the exception of transfers among investment options, which can be exercised by one joint Certificate Holder after the Account has been established. See "Death Benefit" regarding the rights of the surviving joint Certificate Holder upon the death of a joint Certificate Holder prior to the Annuity Date.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

      You generally designate the Beneficiary under the Contract on the Application. You may also elect to specify the form of payment to be made to the Beneficiary. For Qualified Contracts issued in conjunction with a Code
Section 401(a) qualified pension or profit sharing plan or a Code Section 457 deferred compensation plan, the employer or trustee must be both the Certificate Holder and the Beneficiary under the Contract, and the participant on whose behalf the Account was established must be the Annuitant. Under such plans the participant is generally allowed to designate a beneficiary under the plan, and the Certificate Holder may direct that we pay any death proceeds to the plan beneficiary. "Beneficiary" as used in this Prospectus refers to the person who is ultimately entitled to receive such proceeds.

      For Qualified Contracts issued in conjunction with a Code Section 403(b) tax deferred annuity program subject to the Employee Retirement Income Security Act (ERISA), the spouse of a married participant must be the Beneficiary of at least 50% of the Account Value. If the married participant is age 35 or older, the participant may name an alternate Beneficiary provided the participant furnishes a waiver and spousal consent which meets the requirements of ERISA
Section 205. The participant on whose behalf the Account was established must be the Annuitant.

      For Qualified Contracts issued as an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For Nonqualified Contracts, the Certificate Holder and the Annuitant, may, but need not, be the same person. (See "Purchase--Contract Availability.")

RIGHT TO CANCEL

      You may cancel the Contract or Certificate without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this "free look" right; some states allow you longer. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments; therefore, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Under Contracts issued as Individual Retirement Annuities, you will receive a refund of your Purchase Payment. Account Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
===============================================================================

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.


--------------------------------------------------------------------------------

      In certain circumstances, the risk of adverse expense experience associated with this Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Contract may likewise be reduced. Whether such a reduction is available will be determined by the Company based upon consideration of one of the following factors:

(1) the size and composition of the prospective group such as a group made up of active employees of the Company or its affiliates;

(2) the type and frequency of administrative and sales services provided; and

(3) the level of maintenance fee and deferred sales charges.

      Any reduction of the mortality and expense risk charge will not be unfairly discriminatory against any person. We will make any reduction in the mortality and expense risk charge according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Charge. During the Accumulation Period, the Company makes a daily deduction from each of the Subaccounts for an administrative charge. The charge is equal, on an annual basis, to 0.15% of the daily net assets of the Subaccounts and compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

      During the Annuity Period, the Company reserves the right to make a deduction for the administrative charge of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

      During the Accumulation Period, the Company will deduct an annual maintenance fee from the Account Value. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

      The maximum maintenance fee deducted under the Contract is $30. The maintenance fee will be deducted annually on the anniversary of the Contract effective date. It is deducted on a pro rata basis from each investment option in which you have an interest. If your entire Account Value is withdrawn, the full maintenance fee, if applicable, will be deducted at the time of withdrawal. The maintenance fee will not be deducted (either annually or upon withdrawal) if your Account Value is $50,000 or more on the day the maintenance fee is due.

REDUCTION OR ELIMINATION OF ADMINISTRATIVE CHARGE AND MAINTENANCE FEE

      The administrative charge and maintenance fee may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in such a manner that results in savings of administrative expenses. The entitlement to such a reduction will be based on:

(1) the size and type of the group of individuals to whom the Contract is offered; and

(2) the amount of expected Purchase Payments.

      Any reduction or elimination of the administrative charge or maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in the administrative charge or annual maintenance fees according to our own rules in effect at the time the Contract is issued. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

      Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account and is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below.


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                                       7

      Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account will be treated as described in the Appendix and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

-----------------------------------------------
 Years since receipt           Deferred Sales
 of Purchase Payment          Charge Deduction
--------------------------    -----------------
Less than 2                        7%
2 or more but less than 4          6%
4 or more but less than 5          5%
5 or more but less than 6          4%
6 or more but less than 7          3%
7 or more                          0%
-----------------------------------------------

CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

----------------------------------------------
Years since receipt           Deferred Sales
of Purchase Payment          Charge Deduction
-------------------          -----------------
Less than 1                        7%
1 or more but less than 2          6%
2 or more but less than 3          5%
3 or more but less than 4          4%
4 or more but less than 5          3%
5 or more but less than 6          2%
6 or more but less than 7          1%
7 or more                          0%
-----------------------------------------------

      A deferred sales charge will not be deducted from any portion of a Purchase Payment withdrawn if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] paid to a Beneficiary due to the Annuitant's death before Annuity payments start, up to a maximum of the Purchase Payment(s) in the Account on the Annuitant's date of death;

[bullet] made due to the election of a Systematic Distribution Option (see
         "Systematic Distribution Options");

[bullet] if approved by your state, under a Qualified Contract when the amount withdrawn is equal to the minimum distribution required by the Code for this Contract calculated using a method permitted under the Code and agreed to by the Company;

[bullet] paid upon a full withdrawal where the Account Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or

[bullet] paid if we close out your Account when the value is less than $2,500
         (or other amount required by state law).

      After the first Account Year, you may withdraw all or a portion of your Purchase Payments without a deferred sales charge, provided that (1) such withdrawal occurs within three years of the Annuitant's admission to a licensed nursing care facility (including non-licensed facilities in New Hampshire) and
(2) the Annuitant has spent at least 45 consecutive days in such facility. This waiver of deferred sales charge does not apply if the Annuitant is in a nursing care facility at the time the Account is established. It will also not apply if otherwise prohibited by state law.

      The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

      Free Withdrawals. Subject to the restrictions described below, you may withdraw up to the greater of 10% of your current Account Value (up to 15% of your current Account Value for Contracts or Certificates issued in the State of New York) or the minimum distribution amount required by law during each calendar year without imposition of a deferred sales charge. The free withdrawal amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal and will be adjusted for amounts requested for distribution under a Systematic Distribution Option, during the calendar year. If your withdrawal exceeds the applicable free withdrawal allowance, we will deduct a deferred sales charge on the excess amount. (See the Appendix for a discussion of withdrawals from the Guaranteed Account.)

REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE

      We may reduce or eliminate the deferred sales charge when sales of the Contracts are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the deferred sales charge will be based on the following:

(1) the size and type of the group of individuals to whom the Contract is offered;

(2) the amount of expected Purchase Payments; and

--------------------------------------------------------------------------------

(3) whether there is a prior or existing relationship with the Company such as being an employee of the Company or an affiliate, receiving distributions or making internal transfers from other contracts issued by the Company, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

      Any reduction or elimination of the deferred sales charge will be subject to state approval and not be unfairly discriminatory against any person.

FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

      Several states and municipalities currently impose a premium tax on Annuities. These taxes currently range from 0% to 4%. Ordinarily, any applicable state premium tax will be deducted from the Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct state premium tax from the Purchase Payment(s) or from the Account Values at any time, but no earlier than when we have a tax liability under state law.

      Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

                               CONTRACT VALUATION
================================================================================

ACCOUNT VALUE

      Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Guaranteed Account.

ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge.

      Initial Purchase Payments will be credited to your Account at the AUV next computed following our acceptance of the Application as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

     (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

     (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

     (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

     (d) divided by the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date;

     (e) minus a daily charge at the annual effective rate of a maximum of 1.25% for mortality and expense risks, and an administrative charge of 0.15% (unless reduced or eliminated) during the Accumulation Period and up to 0.25% during the Annuity Period (currently 0% during the Annuity Period).

      The net investment rate may be either positive or negative.


--------------------------------------------------------------------------------

                                   TRANSFERS
================================================================================

      At any time prior to the Annuity Date, you can transfer amounts held under your Account among the investment options available subject to certain limitations. (See "Investment Options.") Transfers from the Guaranteed Account may be subject to certain restrictions and to a market value adjustment. (See the Appendix.) If approved by your state, during the Annuity Period, if you have elected a variable Annuity, you can make transfers only among the Subaccounts available during the Annuity Period. (See "Annuity Options.") A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office.


      During the Accumulation Period, twelve free transfers are allowed per calendar year. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. This charge will be deducted from the gross amount of the transfer. The Company currently does not impose this charge. Currently, during the Annuity Period, four transfers are allowed each calendar year.


DOLLAR COST AVERAGING PROGRAM

      You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. Dollar cost averaging is a system for investing a fixed amount of money at regular intervals over a period of time. The Dollar Cost Averaging Program permits the transfer of amounts from any of the variable funding options and an available Guaranteed Term subject to the Company's terms and conditions to any of the Subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from any such Guaranteed Term during participation in the Dollar Cost Averaging Program. If dollar cost averaging from a Guaranteed Term is discontinued, the Company will automatically transfer the balance remaining in the Guaranteed Term from which dollar cost averaging is withdrawn to a Guaranteed Term of the same duration unless the Certificate Holder initiates a transfer to another investment option. In either case, a market value adjustment will apply. There is no additional charge for the Dollar Cost Averaging Program. (See the Appendix for a discussion of the restrictions and features attributable to the Guaranteed Account.)

      Dollar cost averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the "Inquiries" section of the Prospectus Summary, which describes how you can obtain further information.

      The Dollar Cost Averaging Program is not available to individuals who have elected the Account Rebalancing Program.

ACCOUNT REBALANCING PROGRAM

      The Account Rebalancing Program allows you to have portions of your Account Value automatically reallocated annually to a specified percentage or at other more frequent intervals as allowed by Aetna under the program. Only Account Values accumulating in the Subaccounts can be rebalanced. You may participate in this program by completing the Account Rebalancing section of the Application, or by sending a written request to the Company at its Home Office. The Account Rebalancing Program does not ensure a profit nor guarantee against loss in a declining market.

      The Account Rebalancing Program is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.

                                  WITHDRAWALS
================================================================================

      All or a portion of your Account Value may be withdrawn at any time during the Accumulation Period. Withdrawal restrictions applicable to Section 403(b) Contracts are described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with Securities and Exchange Commission requirements, but normally not later than seven calendar days following our receipt of a disbursement form. Withdrawals may be subject to a deferred sales charge (see "Charges and Deduction") and to taxes and to tax penalties (see "Tax Status").


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                                       10

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Adjusted Account Value minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals: (Percentage): The amount paid will be the percentage of the Adjusted Account Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawals: (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from your Account will equal the amount you request plus any applicable deferred sales charge and plus or minus any applicable market value adjustment.

      For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Guaranteed Account or each Subaccount in which your Account is invested, unless you request otherwise in writing. All amounts paid will be based on your Account Value as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

      The tax treatment of withdrawals from each Nonqualified Contract may be affected if you own other annuity contracts issued by us (or our affiliates) that were purchased on or after October 21, 1988. (See "Tax Status.")

      Withdrawal Restrictions from 403(b) Plans. Under Section 403(b) Contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. (See "Tax Status.")

      Reinstatement Privilege Following Withdrawal. You may elect to reinstate all or a portion of the proceeds received from the full withdrawal of your Account within 30 days after the withdrawal. Accumulation Units will be credited to your Account for the amount reinstated, as well as for any maintenance fee charged and any portion of any deferred sales charge imposed at the time of withdrawal. However, any aggregate negative market value adjustment made to the Guaranteed Account will not be credited. Reinstated amounts will be reallocated to applicable investment options in the same proportion as they were allocated at the time of withdrawal.

      The number of Accumulation Units credited will be based upon the Accumulation Unit Value(s) next computed following receipt at our Home Office of the reinstatement request along with the amount to be reinstated. Any maintenance fee which falls due after the withdrawal and before the reinstatement will be deducted from the amount reinstated. The reinstatement privilege may be used only once and does not apply to a Certificate Holder's Account that We close out as described in the Section entitled, "Involuntary Terminations." If you are contemplating reinstatement, you should seek competent advice regarding the tax consequences associated with this type of transaction.

                        SYSTEMATIC DISTRIBUTION OPTIONS
================================================================================

      The Company offers certain withdrawal options under the Contract that are not considered Annuity Options ("Systematic Distribution Options"). To exercise these options, your Account Value must meet the minimum dollar amount and age criteria applicable to that option.

      The Systematic Distribution Options currently available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. ECO is available only under Qualified Contracts. Under ECO, the Company calculates the minimum distribution amount required by law, and pays you that amount once a year. (See "Tax Status.")

      Other Systematic Distribution Options may be added from time to time. Additional information relating to any of the Systematic Distribution Options may be obtained from your local representative or from the Company at its Home Office.

      If you select one of the Systematic Distribution Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.


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                                       11

Taking a withdrawal under one of these Systematic Distribution Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, no other Systematic Distribution Option may be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Systematic Distribution Options for new elections at any time, and/or to change the terms of future elections.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================

      A death benefit will be payable to the Beneficiary(ies) if the Certificate Holder or the Annuitant dies before Annuity payments have commenced. If the Account is owned jointly, the death benefit applies at the death of the first joint Certificate Holder. Upon the death of a joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder, if any, will become the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary.

DEATH BENEFIT AMOUNT

      If approved by your state, upon the death of the Annuitant, the death benefit proceeds will be the greater of:

(1) The minimum guaranteed death benefit (described below) as of the date of death, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was determined, or

(2) The Account Value on the Claim Date.

      The minimum guaranteed death benefit is determined as follows: On the effective date of the Contract ("Effective Date"), the minimum guaranteed death benefit equals the amount of the initial Purchase Payment. On each Effective Date anniversary before the Annuitant reaches age 85, the minimum guaranteed death benefit is the greater of:

(1) The prior minimum guaranteed death benefit, plus any Purchase Payments made, and less any amount(s) surrendered, applied to an Annuity option or deducted from the Account, since the minimum guaranteed death benefit was previously determined, or

(2) The Account Value on the Effective Date anniversary.

      After the Annuitant reaches age 85 the minimum guaranteed death benefit is equal to the minimum guaranteed death benefit determined on the Effective Date anniversary immediately preceding the date the Annuitant attained age 85 plus any Purchase Payments made, and less any amounts surrendered, applied to an Annuity option or deducted from the Account.

      On the Claim Date, if the minimum guaranteed death benefit is greater than the Account Value, the amount by which the minimum guaranteed death benefit exceeds the Account Value is allocated to the money market subaccount available under the Contract. The Beneficiary may elect a death benefit option as permitted unless the Certificate Holder has specified the form of payment to the Beneficiary.

      Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the minimum guaranteed death benefit will not apply. The amount paid on account of the death of the Certificate Holder will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge. The Beneficiary may elect a death benefit option available under the Contract unless the Certificate Holder has specified the form of payment to the Beneficiary.

      If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was also the Annuitant, the spousal Beneficiary will become the Annuitant and the minimum guaranteed death benefit will also apply at the death of the spousal Beneficiary. The initial minimum guaranteed death benefit equals the Account Value as adjusted for any minimum guaranteed death benefit payable at the death of the original Certificate Holder/Annuitant. Thereafter, the minimum guaranteed death benefit is determined as above.

      If the spousal Beneficiary continued the Account at the death of the Certificate Holder who was not also the Annuitant, the Annuitant will not change and the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge.


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                                       12

      If the death benefit described above is not approved by your state, the following death benefit shall apply:

      Upon the death of the Annuitant, the guaranteed death benefit proceeds will be the greatest of:

(1) the total Purchase Payment(s) applied to the Account, minus the sum of all amounts withdrawn, annuitized or deducted from such Account;

(2) the highest step-up value as of the date of death. The step-up value is determined on each anniversary of the Effective Date, up to the Annuitant's 75th birthday (85th birthday for Contracts or Certificates issued in New
    York). Each step-up value is calculated as the Account Value on the Effective Date anniversary, increased by Purchase Payments applied, and decreased by partial withdrawals, annuitizations and deductions taken from the Account since the Effective Date anniversary; or

(3) the Account Value as of the date of death.

      The excess, if any, of the guaranteed death benefit value over the Account Value is determined as of the date of death. Any excess amount will be deposited and allocated to the money market Subaccount available under the Contract. The Account Value on the claim date plus any excess amount deposited into the Account becomes the Certificate Holder's Account Value. The death benefit paid will equal the Account Value when request for payment is made and no deferred sales charge applies.

      Under Nonqualified Contracts only, if the Certificate Holder is not the Annuitant and dies, the guaranteed death benefit will not apply. The amount of death benefit proceeds will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge.

      If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was the Annuitant, the amount of the death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date, less any deferred sales charge applicable to any Purchase Payments made since the death of the Certificate Holder/Annuitant.

      If the spousal Beneficiary continued the Account after the death of the Certificate Holder who was not the Annuitant, the amount of death benefit proceeds payable upon the spousal Beneficiary's death will be equal to the Adjusted Account Value on the Claim Date. Full or partial withdrawals may be subject to a deferred sales charge in accordance with the usual rules regarding the deferred sales charge. (See "Deferred Sales Charge.") If this provision was not approved in your state, the deferred sales charge will apply only to Purchase Payments made since the death of the Certificate Holder.

      For amounts held in the Guaranteed Account, see the Appendix for a discussion of the calculation of death benefit proceeds.

DEATH BENEFIT PAYMENT OPTIONS

      Death benefit proceeds may be paid to the Beneficiary as described below. If you die and no Beneficiary exists, the death benefit will be paid in a lump sum to your estate. Prior to any election by the Beneficiary, the Account Value will remain in the Account and the Account Value will continue to be affected by the investment performance of the investment option(s) selected. The Beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The Code requires that distributions begin within a certain time period, as described below. If no elections are made, no distributions will be made. Failure to commence distributions within those time periods can result in tax penalties.

      Nonqualified Contracts. Under a Nonqualified Contract, if you die, and the Beneficiary is your surviving spouse, or if you are a nonnatural person and the Annuitant dies, and the Beneficiary is the Annuitant's surviving spouse, he or she automatically becomes the successor Certificate Holder. The successor Certificate Holder may exercise all rights under the Account and (1) continue in the Accumulation Period; (2) elect to apply some or all of the Adjusted Account Value to any of the Annuity Options; or (3) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If you die and you are not the Annuitant, any applicable deferred sales charge will be applied if a lump sum payment is elected. Under the Code, distributions are not required until the successor Certificate Holder's death.

      If you die and the Beneficiary is not your surviving spouse, he or she may elect option (2) or (3) above. According to the Code, any portion of the Adjusted Account Value not distributed in installments over the life or life expectancy beginning within one year of your death, must be paid within five years of your death. (See "Tax Status of the Contract.")

      If you are a natural person but not the Annuitant and the Annuitant dies, the Beneficiary may elect to apply the Adjusted Account Value to an Annuity Option within 60


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                                       13
days or to receive a lump sum payment equal to the Adjusted Account Value, subject to state regulatory approval. If the Beneficiary does not elect an Annuity Option within 60 days of the date of death, the gain, if any, will be includable in the Beneficiary's income in the year the Annuitant dies.

      If SWO is in effect, payments will cease at the Certificate Holder's or Annuitant's death. A Beneficiary, however, may elect to continue SWO.

      Qualified Contracts. Under a Qualified Contract, the death benefit is paid at the death of the participant, who is the Annuitant under the Contract. The Beneficiary has the following options: (1) apply some or all of the Adjusted Account Value to any of the Annuity Options, subject to the distribution rules in Code Section 401(a)(9), or (2) receive at any time a lump sum payment equal to all or a portion of the Adjusted Account Value. If the Account was established in conjunction with a Section 401(a) qualified pension or profit sharing plan or a Section 457 deferred compensation plan, payment will be made, as directed by the Certificate Holder, to either the Certificate Holder or to the plan Beneficiary.

      If ECO or SWO is in effect and the participant dies before the required beginning date for minimum distributions, payments will cease. A Beneficiary, or the Certificate Holder on behalf of a plan Beneficiary, may elect ECO or SWO provided the election would satisfy the Code minimum distribution rules.

      If ECO or SWO is in effect and the participant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Code minimum distribution rules, unless the option is revoked.

      Death benefit payments must satisfy the distribution rules in Code
Section 401(a)(9). (See "Tax Status of the Contract.")

                                 ANNUITY PERIOD
================================================================================

ANNUITY PERIOD ELECTIONS

      You must notify us in writing of the date you want Annuity Payments to start (the "Annuity Date") and the Annuity Option elected. Payments may not begin earlier than one year after purchase, or, unless we consent, later than the later of (a) the first day of the month following the Annuitant's 85th birthday, or (b) the tenth anniversary of the last Purchase Payment (fifth anniversary for Contracts issued in Pennsylvania). For Contracts or Certificates issued in New York, Annuity Payments may not begin later than the first day of the month following the Annuitant's 90th birthday.

      Annuity Payments will not begin until you have selected an Annuity Date and an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period.

      As of January 1, 1997, the Code generally requires that for Qualified Contracts, other than IRAs and for five-percent owners in other Qualified Contracts, minimum annual distributions of the Account Value begin by April 1st of the calendar year following the calendar year in which a participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 701/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Systematic Distribution Options. (See "Tax Status.") For Nonqualified Contracts, failure to select an Annuity Option and an Annuity Date, or postponement of the Annuity Date past the Annuitant's 85th birthday or tenth anniversary of your last Purchase Payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering such a course of action.

      At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like Annuity Payments to begin;

[bullet] the Annuity Option under which you want payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide Annuity Payments (i.e., a fixed Annuity using the general account or a variable Annuity using any of the Subaccounts available at the time of annuitization or a combination of the two).

      Once Annuity Payments begin, the Annuity Option may not be changed.

PARTIAL ANNUITIZATION

      You may elect an Annuity Option with respect to a portion of your Account Value, while leaving the remaining


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                                       14
portion of your Account Value invested in the Accumulation Period. The Code and the regulations do not specifically address the tax treatment applicable to payments provided in this way. Whether such payments are taxable as annuity payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser if you are considering a partial annuitization of your Account.

ANNUITY OPTIONS

      The Certificate Holder may choose one of the following Annuity Options:

Lifetime Annuity Options:

 [bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

 [bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5-30 years.

*[bullet] Option 3--Life Annuity with Cash Refund Feature--An annuity with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If the Annuitant dies before the amount applied to the Annuity Option (less any applicable premium tax) has been paid, any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a fixed Annuity.

 [bullet] Option 4--Life Annuity Based Upon the Lives of Two Annuitants--An annuity paid during the lives of the Annuitant and a second Annuitant. The Certificate Holder selects an Annuity with 100%, 66-2/3% or 50% of the payment to continue after the first death, or an Annuity with 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

 [bullet] Option 5--Life Annuity Based Upon the Lives of Two Annuitants with
          Guaranteed Payments--An Annuity with Payments for a minimum of 5-30 years, with 100% of the payment to continue after the first death.

*[bullet] Option 6--Life Annuity Based Upon the Lives of Two Annuitants with a
          Cash Refund Feature--An Annuity with 100% of the payment to continue after the first death with a cash refund feature. Payments are guaranteed for the amount applied to the Annuity Option. If both Annuitants die prior to the total payment of the amount applied to the Annuity Option (less any premium tax), any remaining balance will be paid in one sum to the Beneficiary. This option is available only when all payments are as a Fixed Annuity.

*(If approved by your state.)

      If Option 1 or 4 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 4, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Certificate Holder cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Option:

      Under the nonlifetime option, payments may be made for generally 5-30 years, as selected by the Certificate Holder. If this option is elected as a variable Annuity, the Certificate Holder may request that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") If the nonlifetime option is elected on a fixed basis, you cannot elect to receive a lump-sum settlement.

      We may also offer additional Annuity Options under your Contract from time to time. You can call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. Additional or enhanced options may not be available to those already receiving Annuity payments.

ANNUITY PAYMENTS

      Date Payments Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. For Qualified Contracts only, Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts (some options require that all payments be made on a fixed basis). No election may be made that would result in the first Annuity Payment of less than $50, or total yearly Annuity Payments of less than $250 (less if required by state law). If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected. We reserve the right to increase the minimum first


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                                       15

Annuity Payment amount and the minimum annual Annuity Payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. This charge, established when a variable Annuity Option is elected, will not exceed 0.25% per year of amounts held on a variable basis. Once established, the charge will be effective during the entire Annuity Period. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      The death benefit, if any, due when the Annuitant dies after Annuity Payments have begun, will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 4 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 4.

      If Lifetime Option 2 or Option 5 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 5, occurs prior to the end of the guaranteed minimum payment period, we will continue payments to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments will be paid to the Beneficiary unless the Beneficiary elects a lump sum, provided the Certificate Holder has not prohibited such an election in the Beneficiary designation.

      When the Annuitant dies after Annuity Payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after acceptable proof of death, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 5, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
================================================================================

INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). In addition, this discussion does not cover the potential application of federal estate and gift tax laws, or state, local or any other tax law. The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract.

      The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity payments, and on the economic benefit to the Contract Holder, Certificate Holder or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY
      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate


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                                       16
from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

      Diversification. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

      In addition, in certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, a Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

      Required Distributions--Nonqualified Contracts: In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death, and (b) if any Certificate Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the Account may be continued with the surviving spouse as the new Certificate Holder. If the Certificate Holder is a non-natural person, the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Account.

      The Nonqualifed Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

      The discussion under "Taxation of Annuities" below is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

      Required Distributions--Qualified Contracts: The Code has required distribution rules for Section 401(a), 403(b) and 457 Plans and Individual Retirement Annuities.


--------------------------------------------------------------------------------

Other than for IRAs and for five-percent owners in other Qualified Contracts, distributions must generally begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2 or retires, whichever occurs later. For IRA depositors and for five-percent owners, minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participant attains age 70-1/2. Under 403(b) plans, if the Company maintains separate records, distribution of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which the participant attains age 75 (or retires, whichever occurs later). However, special rules require that some or all of the balance be distributed earlier if any distributions are taken in excess of the minimum required amount.

      To comply with these provisions, distributions must be in a form and amount sufficient to satisfy the minimum distribution and minimum distribution incidental death benefit rules specified in Section 401(a) (9) of the Code.

      In general, annuity payments must be distributed over the participant's life or the joint lives of the participant and beneficiary, or over a period not greater than the participant's life expectancy or the joint life expectancies of the participant and beneficiary. Also, any distribution under a
Section 457 Plan payable over a period of more than one year must be made in substantially nonincreasing amounts.

      If the participant dies on or after the required beginning date for minimum distributions, distributions to the beneficiary must be made at least as rapidly as the method of distribution in effect at the time of the participant's death. However, if the required minimum distribution is calculated each year based on the participant's single life expectancy or the joint life expectancies of the participant and beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the required minimum distributions at the participant's death. For example, if ECO was elected with the calculation based on the participant's single life expectancy, and the life expectancy is recalculated each year, the recalculated life expectancy becomes zero in the calendar year following the participant's death and the entire remaining interest must be distributed to the beneficiary by December 31 of the year following the participant's death. However, a spousal beneficiary, other than under a Section 457 Plan, has certain rollover rights which can only be exercised in the year of the participant's death. The rules are complex and the participant should consult a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

      If the participant dies before the required beginning date for minimum distributions, the entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the participant's death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary, not to exceed 15 years for a non-spousal beneficiary under a Section 457 Plan, provided the distribution begins to a non-spouse beneficiary by December 31 of the calendar year following the calendar year of the participant's death. If payments are made to a spousal beneficiary, distributions must begin by the later of December 31 of the calendar year following the calendar year of the death or December 31 of the calendar year in which the participant would have attained age 70-1/2.

      An exception applies for a spousal beneficiary under an Individual Retirement Annuity. In lieu of taking a distribution under these rules, a spousal Beneficiary may elect to treat the Account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Account or fails to take a distribution within the required time period.

      If the participant or beneficiary fails to take the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

TAXATION OF ANNUITY CONTRACTS

      In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder under a Nonqualified Contract who is a natural person generally is not taxed on increases in the Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity Payments under the Annuity Option elected). The taxable portion of a distribution (in the form of a single sum payment or an Annuity) is taxable as ordinary income.

      Non-Natural Holders of a Nonqualified Contract: If the Certificate Holder is not a natural person, a Nonqualified Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made


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                                       18
during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Certificate Holder is not a natural person, the Annuitant is considered the Certificate Holder for the purpose of meeting the required distribution-at-death rules. In addition, when the Certificate Holder is not a natural person, a change in Annuitant is treated as the death of the Certificate Holder.

      The following discussion generally applies to Qualified Contracts or Nonqualified Contracts owned by a natural person.

      Withdrawals: In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

      With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment
(MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect to the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

      Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

      Annuity Payments: Although the tax consequences may vary depending on the Annuity Payment elected under the Contract, in general, only the portion of the Annuity Payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable. For variable Annuity Payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity Payments is taxable. If Annuity Payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

      Penalty Tax: In the case of a distribution pursuant to a Nonqualified Contract, or a Qualified Contract other than a Qualified Contract sold in conjunction with a Code Section 457 Plan, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income.

      In general, there is no penalty tax on distributions from a Nonqualified
Contract: (1) made on or after the date on which the taxpayer attains age 59-1/2; (2) made as a result of the death of the Certificate Holder; (3) attributable to the taxpayer's total and permanent disability; (4) received in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary;" or (5) allocable to "investment in the contract" before August 14, 1982.

      If a distribution is made from a Qualified Contract sold in conjunction with a Section 401(a) Plan or Section 403(b) Plan, the penalty tax will not apply on distribution made when the participant (a) attains age 59-1/2, (b) becomes permanently and totally disabled, (c) dies, (d) separates from service with the plan sponsor at or after age 55, (e) rolls over the distribution amount to another plan of the same type in accordance with the terms of the Code, or (f) takes the distributions in substantially equal periodic payments (at least annually) over his or her life or life


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                                       19
expectancy or the joint lives or joint life expectancies of the participant and plan beneficiary, provided the participant has separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by the participant that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

      In general, the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

      Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Payments, as described above.

      Transfers, Assignments or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The assignment or transfer of ownership of a Qualified Contract generally is not allowed. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

      Multiple Contracts: All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

      Qualified Contracts in General: The Qualified Contract is designed for use as an Individual Retirement Annuity or as a Contract used in connection with certain employer sponsored retirement plans. The tax rules applicable to participants and beneficiaries in Qualified Contracts are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59-1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants and beneficiaries under Qualified Contracts may be subject to the terms and conditions of the retirement plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      Section 457 Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. Prior to the August 20, 1996 enactment of the Small Business Job Protection Act of 1996 (the "Small Business Act") compensation deferred under the plans, all property and rights purchased with such amounts, and all income attributable to such amounts, property or rights remained solely the property and rights of the employer (without being restricted to the provision of


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                                       20
benefits) subject only to the claims of the employer's general creditors. For that reason, depending on the terms of the particular plan, the employer may have been entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations.

      Under the Small Business Act, plans maintained by State or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates will be required to hold all assets and income of the Plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting the new requirement, custodial accounts and annuity contracts are treated as trusts. State and local government plans that were in existence on August 20, 1996 are allowed a transition period that ends January 1, 1999 to comply with the new requirement.

      In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. Also, all amounts except death benefit proceeds are subject to federal income tax withholding as wages. If we make payments directly to a participant on behalf of the employer as owner, we will withhold federal taxes (and state taxes, if applicable).

      The Code imposes a maximum limit on annual Purchase Payments which may be excluded from the participant's gross income. Such limit is generally the lesser of $7,500 (as adjusted to reflect changes in the cost of living) or 33-1/3% of the participant's includible compensation (25% of gross compensation).

      Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to an individual except to a participant as a means to provide benefit payments.

      The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of the participant's compensation or $30,000. In addition, Purchase Payments will be excluded from a participant's gross income only if the Section 401(a) Plan meets certain nondiscrimination requirements.

      All distributions will be taxed as they are received unless the distribution is rolled over to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless the participant has made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by a beneficiary after the participant's death are taxed in the same manner as if the participant had received those payments, except that a limited death benefit exclusion may apply for payments due to deaths that occurred on or before August 20, 1996. This exclusion no longer applies to payments due to deaths occurring after August 20, 1996.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

      In order to be excludable from taxable income, total annual contributions made by the participant and his or her employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account the participant's length of employment and any pretax contributions to certain other retirement plans. These two limits apply to the participant's contributions as well as to any contributions made by the employer on behalf of the participant. There is an additional limit that specifically limits salary reduction contributions to generally no more than $9,500 annually (subject to indexing); a participant's own limit may be higher or lower, depending on certain conditions. In addition, Purchase Payments will be excluded from a participant's gross income only if the Plan meets certain nondiscrimination requirements.

      Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988;
(2) earnings on those contributions; and (3) earnings during such period on amounts held as of December 31, 1988. Distribution of those


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                                       21
amounts may only occur upon death of the participant, attainment of age 59-1/2, separation from service, total and permanent disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES AND SIMPLIFIED EMPLOYEE PENSION PLANS

      Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity, hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) Plans and contribute to an IRA owned by the employee. Purchasers of a Qualified Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

WITHHOLDING

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from Section 401(a) Plans and Section 403(b) tax-deferred annuities are subject to mandatory 20% federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

                                 MISCELLANEOUS
================================================================================

DISTRIBUTION

      The Company will serve as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). As principal underwriter, the Company will contract with one or more registered broker-dealers, or with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions ("Distributors") to offer and sell the Contracts. The Company and one or more of its affiliates may also sell the Contracts directly. All individuals offering and selling the Contracts must either be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must also be licensed as insurance agents to sell variable annuity contracts.

      {From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.}

      {The Company may also contract with independent third party broker-dealers who will act as wholesalers by assisting the Company in finding broker-dealers or banks interested in acting as Distributors for the Company. These wholesalers may also provide training, marketing and other sales related functions for the Company and the Distributors and may provide certain administrative services to the Company in connection with the Contracts. The Company may pay such wholesalers compensation based on Purchase Payments for the Contracts purchased through Distributors selected by the wholesaler.}

      {The Company may also designate third parties to provide services in connection with the Contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the Distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on Purchase Payments for their services, to the extent such payments are allowed by applicable securities laws. All costs and expenses related to these services will be paid by the Company.}

      [Federated Securities Corp. ("FES"), an affiliate of the adviser to the Funds in the Federated Insurance Series, may enter into agreements with some of the Distributors to provide services to customers in connection with Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees paid to FSC to Distributors for these services may be based on the total number of assets in the Funds attributable to the Distributor's customers.]


      Payment of Commissions. {We pay Distributors and their Registered Representatives who sell the Contracts commissions and service fees. In limited circumstances, we also pay certain of these professionals compensation, overrides or reimbursement for expenses associated with the distribution of the Contract. In total, the compensation amounts are considered equivalent to approximately 7.5% of the Purchase Payments credited to the Contract over the Contract's estimated life. At times the Company may offer certain distributors an enhanced commission for a limited period of time. In addition, some sales personnel may receive various types of non-cash compensation such as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive



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                                       22
compensation that will vary based on the relative profitablity to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company.}

      {We pay these commissions, fees and related distribution expenses out of any deferred sales charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.}

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or
(c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      Each Contract Holder may direct us in the voting of shares at shareholders' meetings of the appropriate Funds(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date. The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period equals the portion of the Account Values(s) of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve for the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

      If you are a Certificate Holder under a group Contract, you have a fully vested (100%) interest in the benefits provided to you under your Account. Therefore, you may instruct the group Contract Holder how to direct the Company to cast the votes for the portion or the value of valuation reserve attributable to your Account. Votes attributable to those Certificate Holders who do not instruct the group Contract Holder will be cast by the Company in the same proportion as votes for which instructions have been received by the group Contract Holder. Votes attributable to individual or group Contract Holders who do not direct us will be cast by us in the same proportion as votes for which directions we have received.

      You will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to your Account.

MODIFICATION OF THE CONTRACT

      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to


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                                       23
individuals who become Certificate Holders under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, the Company reserves the right to refuse to establish new Accounts under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFERS OF OWNERSHIP; ASSIGNMENT
      Assignments or transfers of ownership of a Qualified Contract generally are not allowed except as permitted under the Code, incident to a divorce. The prohibition does not apply to a Qualified Contract sold in conjunction with (1) a Section 457 deferred compensation plan, or (2) a Section 401(a) plan where the Contract is owned by a trustee. We will accept assignments or transfers of ownership of a Nonqualified Contract or a Qualified Contract where assignments or transfers of ownership are not prohibited, with proper notification. The date of any such transfer will be the date we receive the notification at our Home Office. (Refer to "Tax Status" for general tax information.) If you are contemplating a transfer of ownership or assignment you should consult a tax adviser due to the potential for tax liability.

      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Certificate Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

INVOLUNTARY TERMINATIONS
      We reserve the right to terminate any Account with a value of $2,500 or less immediately following a partial withdrawal (unless otherwise required by state law). However, an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days advance written notice. No deferred sales charge will be deducted for involuntary terminations. The Company does not intend to exercise this right in cases where the Account Value is reduced to $2,500 or less solely due to investment performance.

LEGAL MATTERS AND PROCEEDINGS
      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

     The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
          General
          Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company


--------------------------------------------------------------------------------

                       APPENDIX ALIAC GUARANTEED ACCOUNT
================================================================================

     The ALIAC Guaranteed Account (the "Guaranteed Account") is a credited interest option available during the Accumulation Period under the Contracts. This Appendix is a summary of the Guaranteed Account and is not intended to replace the Guaranteed Account prospectus. You should read the accompanying Guaranteed Account prospectus carefully before investing.


     The Guaranteed Account is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to the Guaranteed Account. For guaranteed terms of one year or less, a guaranteed rate is credited for the full term. For guaranteed rates of greater than one year (except for those Contracts or Certificates issued in the state of New
York), the initial guaranteed rate is credited from the date of deposit to the end of a specified period within the guaranteed term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

     During a deposit period, amounts may be applied to any of the available guaranteed terms. A Guaranteed Term is the period of time specified by the Company for which a specific Guaranteed Rate or Rates are offered on amounts invested during a specific Deposit Period. Guaranteed Terms are made available by the Company subject to the Company's terms and conditions. See the prospectus for the Guaranteed Account for further details regarding Guaranteed Term. The Company may offer more than one Guaranteed Term of the same duration and credit one with a higher rate contingent upon use only with the Dollar Cost Averaging Program. If amounts are applied to a Guaranteed Term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another Guaranteed Term of the same duration and a market value adjustment ("MVA") will apply. The Company also reserves the right to limit the number of Guaranteed Terms or the availability of certain Guaranteed Terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     Except for transfers from an available Guaranteed Term subject to the Company's terms and conditions in connection with the Dollar Cost Averaging Program, withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option, and, if approved by your state, withdrawals for minimum distributions required by the Code for which the deferred sales charge is waived, withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to an MVA. An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Certificate Holder receiving an amount which is less than the amount paid into the Guaranteed Account.


     For partial withdrawals during the Accumulation Period, amounts to be withdrawn from the Guaranteed Account will be withdrawn on a pro rata basis from each group of deposits having the same length of time until the Maturity Date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest Deposit Period, then from the next oldest, and so on until the amount requested is satisfied.

     As a Guaranteed Term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to the current deposit period for a similar length guaranteed term. If the same guaranteed term is no longer available the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

     If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows you to transfer without an MVA to available guaranteed terms of the current deposit


--------------------------------------------------------------------------------
period or to other available investment options, or surrender without an MVA
(if applicable, a deferred sales charge is assessed on the surrendered amount). The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES
     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option, (3) amounts distributed under the Estate Conservation or Systematic Withdrawal Options; and (4) amounts transferred from an available Guaranteed Term in connection with the Dollar Cost Averaging Program. However, if the Certificate Holder discontinues the Dollar Cost Averaging Program and the amounts in it are transferred in accordance with the Company's terms and conditions governing Guaranteed Terms, an MVA will apply. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the maturity date will be subject to an MVA. However, only a positive aggregate MVA will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above.

     The Company reserves the right to limit the number of investment options selected during the Accumulation Period. At this time there is no limit on the number of options selected during the Accumulation Period, but the number of investment options that may be selected at any one time by a Certificate Holder presently is limited to 18. Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option.



     Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the Account.

     By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under the Guaranteed Account transferred to one or more of the Subaccounts available during the Annuity Period. The Guaranteed Account cannot be used as an investment option during the Annuity Period. Transfers made due to the election of a lifetime Annuity Option will be subject to only a positive aggregate MVA.

DEATH BENEFIT
     Full and partial withdrawals and transfers made from the Guaranteed Account within six months after the date of the Annuitant's death will be the greater of:

(1) the aggregate MVA amount (i.e., the sum of all market value adjusted amounts calculated due to a withdrawal of amounts) which may be greater or less than the Account Value of those amounts; or

(2) the applicable portion of the Account Value attributable to the Guaranteed Account.

     After the six-month period, the surrender or transfer amount will be adjusted for the aggregate MVA amount, which may be greater or less than the Account Value of those amounts.

DISTRIBUTION
     The Company is the principal underwriter of the Contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc.

     From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the Contracts, and may negotiate different commissions for these broker-dealers.


--------------------------------------------------------------------------------
                                       27

                           Variable Annuity Account B
                                       of
                    Aetna Life Insurance and Annuity Company

          Supplement for Aetna Marathon Plus dated November 28, 1997 to
              Statement of Additional Information dated May 1, 1997

The information in this supplement updates and amends the information contained in the Statement of Additional Information dated May 1, 1997 for Aetna Marathon Plus (the "Statement") and should be read with that Statement. Capitalized terms are defined in the Statement or the Prospectus.

[bullet]  The following replaces the funds listed on page 3 of the Statement:



        Aetna Variable Fund                                            Janus Aspen Aggressive Growth Portfolio
        Aetna Income Shares                                            Janus Aspen Balanced Portfolio
        Aetna Variable Encore Fund                                     Janus Aspen Flexible Income Portfolio
        Aetna Investment Advisers Fund, Inc.                           Janus Aspen Growth Portfolio
        Aetna Ascent Variable Portfolio                                Janus Aspen Short-Term Bond Portfolio
        Aetna Crossroads Variable Portfolio                            Janus Aspen Worldwide Growth Portfolio
        Aetna Legacy Variable Portfolio                                MFS Total Return Series
        Aetna Variable Capital Appreciation Portfolio                  MFS World Governments Series
        Aetna Variable Growth Portfolio                                Oppenheimer Capital Appreciation Fund
        Aetna Variable Index Plus Portfolio                            Oppenheimer Global Securities Fund
        Aetna Variable Small Company Portfolio                         Oppenheimer Growth & Income Fund
        Calvert Responsibly Invested Balanced Portfolio                Oppenheimer Strategic Bond Fund
        [Federated American Leaders Fund II]                           Portfolio Partners MFS Emerging Equities Portfolio
        [Federated Equity Income Fund II]                              Portfolio Partners MFS Research Growth Portfolio
        [Federated Fund for U.S. Government Securities II]             Portfolio Partners MFS Value Equity Portfolio
        [Federated Growth Strategies Fund II]                          Portfolio Partners Scudder International Growth
        [Federated High Income Bond Fund II]                             Portfolio
        [Federated International Equity Fund II]                       Portfolio Partners T. Rowe Price Growth Equity
        [Federated Prime Money Fund II]                                   Portfolio
        [Federated Utility Fund II]
        Fidelity VIP Equity-Income Portfolio
        Fidelity VIP Growth Portfolio
        Fidelity VIP High Income Portfolio
        Fidelity VIP Overseas Portfolio
        Fidelity VIP II Asset Manager Portfolio
        Fidelity VIP II Contrafund Portfolio
        Fidelity VIP II Index 500 Portfolio




Complete descriptions of each of the Fund, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

--------------------------------------------------------------------------------
                                        1

The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1996 for the Subaccount available under the Contract. Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Contracts or Certificates issued in the state of New York. The returns are based on the maximum Subaccount and Contract charges as shown in the "Fee Table" of the prospectus.

[bullet] The following is in addition to the chart found on page 5 "Table A" of the statement:



                                     TABLE A
                                          -------------------------------------------------------------------------------

   ($30 annual maintenance fee)                 STANDARDIZED                          NON-STANDARDIZED

-------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT               1  Year     5 Years     10 Years    1 Year     3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               3.26%       9.39%*                 11.03%      10.67%     8.90%      9.55%**
Balanced Fund
-------------------------------------------------------------------------------------------------------------------------




[bullet] The following is in addition to the chart found on page 7 "Table B" of the statement:


                                     TABLE B
                  CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK
                                          -------------------------------------------------------------------------------

   ($30 annual maintenance fee)                 STANDARDIZED                          NON-STANDARDIZED

-------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT               1  Year     5 Years     10 Years    1 Year     3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested               4.37%       9.74%*                 11.03%      10.67%     8.90%      9.55%**
Balanced Fund
-------------------------------------------------------------------------------------------------------------------------

* Reflects total return from November 2, 1992, the date the Fund was first offered through the Separate Account.
**   Reflects total return from September 2, 1986, the Fund's inception date.


--------------------------------------------------------------------------------
                                        2

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
   (a) Financial Statements:
     (1)   Included in Part A:
           Condensed Financial Information
     (2)   Included in Part B:*
           Financial Statements of Variable Annuity Account B:
           - Statement of Assets and Liabilities as of December 31, 1996
           - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995
           - Notes to Financial Statements
           - Independent Auditors' Report
           Financial Statements of the Depositor:
           - Independent Auditors' Report
           - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994
           - Consolidated Balance Sheets as of December 31, 1996 and 1995
           - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994
           - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994
           - Notes to Consolidated Financial Statements

*Incorporated by Reference

(b) Exhibits
     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)
     (2)   Not applicable
     (3.1) Selling Agreement(2)
     (3.2) Alternative Form of Wholesaling Agreement and Related Selling
           Agreement(3)
     (3.3) Federated Broker Dealer Agreement (9/2/94)(4)
     (4.1) Variable Annuity Contract G-MP1(5/97)(5)
     (4.2) Variable Annuity Contract Certificate MP1CERT(5/97)(5)
     (4.3) Variable Annuity Contract I-MP1(5/97)(5)
     (4.4) Variable Annuity Contract G-MP1(5/96)(6)
     (4.5) Variable Annuity Contract Certificate MP1CERT(5/96)(6)
     (4.6) Variable Annuity Contract I-MP1(5/96)(6)
     (4.7) Variable Annuity Contract G-CDA-96(NY)(6)
     (4.8) Variable Annuity Contract Certificate GMCC-96(NY)(6)
     (4.9) Variable Annuity Contracts and Certificates G-CDA-IC(NQ),
           G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ)(7)

    (4.10) Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY),
           GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)(8)
    (4.11) Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract
           G-MP1(5/96) and Certificate MP1CERT(5/96)(6)
    (4.12) Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract
           G-MP1(5/96) and Certificate MP1CERT(5/96)(6)
    (4.13) Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract
           G-MP1(5/96) and Certificate MP1CERT(5/96)(6)
    (4.14) Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract
           G-MP1(5/96) and Certificate MP1CERT(5/96)(6)
    (4.15) Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and Certificate
           GMCC-96(NY)(6)
    (4.16) Endorsements MP1END(5/97) and I-MP1END (5/97) to Contract GMP1(5/96)
           and Certificate MP1CERT(5/96)(6)
    (4.17) Endorsement MP1END(9/97) to Contract G-MP1(5/96) and Certificate
           MP1CERT(5/96)(5)
    (4.18) Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(5)
    (5.1)  Variable Annuity Contract Application (300-MAR-IB)(9)
    (5.2)  Variable Annuity Contract Application (710.6.13)(9)
    (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)
    (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)
    (6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(12)
    (7)    Not applicable
    (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)
    (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(3)
    (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(13)
    (8.4) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly

           Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(14)
    (8.5) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996, and February 11, 1997(15)
    (8.6) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated July 1, 1994(16)
    (8.7) Fund Participation Agreements between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(11)
    (8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(5)
    (8.9)  Fund Participation Agreement between Aetna Life Insurance and
           Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, May 1, 1995, January 1, 1996, February 1, 1996 and March 1, 1996(11)
    (8.10) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
           Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, May 1, 1995, January 1, 1996, February 1, 1996 and March 1, 1996(5)
    (8.11) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(13)
    (8.12) Amendment dated January 1, 1997 to Service Agreement between Aetna
           Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(5)
    (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity
           Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994, July 31, 1995 and March 1, 1996(5)
    (8.14) Fund Participation Agreement between Aetna Life Insurance and Annuity
           Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

    (8.15) Fund Participation Agreement between Aetna Life Insurance and Annuity
           Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)
    (8.16) Fund Participation Agreement among MFS Variable Insurance Trust,
           Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(6)
    (8.17) First Amendment dated September 3,1996 to Fund Participation
           Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(17)
    (8.18) Second Amendment dated March 14, 1997 to Fund Participation
           Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(16)
    (8.19) Fund Participation Agreement between Aetna Life Insurance and
           Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997(16)
    (8.20) Service Agreement between Oppenheimer Funds, Inc. and Aetna Life
           Insurance and Annuity Company dated March 11, 1997(16)
    (8.21) Fund Participation Agreement between Aetna Life Insurance and
           Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)
    (8.22) Administrative Service Agreement between Aetna Life Insurance and
           Annuity Company and Agency, Inc.(2)
    (9)    Opinion and Consent of Counsel
    (10)   Consent of Independent Auditors
    (11)   Not applicable
    (12)   Not applicable
    (13)   Schedule for Computation of Performance Data(17)
    (14)   Not applicable
    (15.1) Powers of Attorney(5)
    (15.2) Authorization for Signatures(3)
    (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).
2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003265).
5. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).
6. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).
7. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 19, 1995 (Accession No. 0000950109-95-003821).
9. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).
10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).
11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-001589).
12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).
13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).
14. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).
15. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).
16. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

17. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020393).

Item 25. Directors and Officers of the Depositor
-------------------------------------------------
Name and Principal
Business Address*          Positions and Offices with Depositor
-----------------          ------------------------------------
Thomas J. McInerney        Director and President

Timothy A. Holt            Director, Senior Vice President and Chief Financial
                           Officer

Christopher J. Burns       Director and Senior Vice President

J. Scott Fox               Director and Senior Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Senior Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and Corporate
                           Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or
-----------------------------------------------------------------------------
Registrant
----------

     Attached is a listing of all persons directly or indirectly controlled by or under common control with the Registrant. The listing indicates (1) the state or the sovereign power under the laws of which the entity is organized, (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it (percentages are rounded to the nearest whole percentage and are based on ownership of voting rights), and (3) it principal business.

Item 27. Number of Contract Owners
----------------------------------

     As of October 31, 1997, there were 58,894 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                            STATE            IMMEDIATE OWNER         OWNERSHIP      PRINCIPAL BUSINESS
                                                                            PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                         CT (1)            Publicly Held                         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Services, Inc.               CT (1) (*)        Aetna Inc.             100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Inc.         PA (1) (*)        Aetna Inc.             100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Risk Indemnity Company       Bermuda (1) (*)   Aetna Inc.             100%           Insurance
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company       CT (1) (*)        Aetna Services, Inc.   100%           Life and Health Insurance and Related
                                                                                           Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Services, Inc.    CT (1) (*)        Aetna Services, Inc.   100%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna International, Inc.          CT (1) (*)        Aetna Services, Inc.   100%           Holding Company for International
                                                                                           Subsidiaries
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health and Life Insurance    CT (1) (*)        Aetna Services, Inc.   100%           Life and Health Insurance
Company
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits, Inc.          CT (1) (*)        Aetna Services, Inc.   100%           Broker of Life and Annuity Products and
                                                                                           Administrative Services
------------------------------------------------------------------------------------------------------------------------------------

(1) Corporation                     (*) Fully Consolidated
(2) Partnership                     (**) One Line Consolidation
(3) Joint Venture                   (***) Not Consolidated
(4) Trust
(5) Limited Liability Company

+ Percentages are rounded to the nearest whole percent and are based on Ownership of voting rights.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                              STATE            IMMEDIATE OWNER                    OWNERSHIP    PRINCIPAL BUSINESS
                                                                                         PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.                 CT (1) (*)       Aetna Services, Inc.               100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Foundation, Inc.               CT (1) (*)       Aetna Services, Inc.               100%(a)      Supports Charitable
                                                                                                      Scientific, Literary
                                                                                                      and Educationa Activities
------------------------------------------------------------------------------------------------------------------------------------
Imperial Fire & Marine               U.K. (1) (***)   Aetna Services, Inc.                10%         Reinsurance
Re-Insurance Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Business Resources, Inc.       CT (1) (*)       Aetna Services, Inc.               100%         Provides Business Services to
                                                                                                      External Clients
------------------------------------------------------------------------------------------------------------------------------------
AE Fifteen, Incorporated             CT (1) (*)       Aetna Services, Inc.               100%         Shell Corp. for Interest in
                                                                                                      Cogeneration
-----------------------------------------------------------------------------------------------------------------------------------
Luettgens Limited                    CT (1) (*)       Aetna Services, Inc.               100%         Retail Specialty Store
------------------------------------------------------------------------------------------------------------------------------------
AE Housing Corp.                     CT (1) (*)       Aetna Services, Inc.               100%         Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital L.L.C.                 DE (5) (*)       Aetna Services, Inc.                95%(b)      Finance - Limited Liability
                                                                                                      Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Realty Investments I, Inc.     CT (1) (*)       Aetna Services, Inc.               100%         Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Structured Benefits of Florida,      FL (1) (**)      Structured Benefits, Inc.          100%         Brokering of Life and Annuity
Inc.                                                                                                  Products and Administrative
                                                                                                      Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Properties I Limited           CT (2) (***)     Aetna Realty Investments I, Inc.    84%(c)      Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
PHPSNE Parent Corporation            DE (1) (*)       AUSHC Holdings, Inc.                55%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Southern       CT (1)(*)        PHPSNE Parent Corporation          100%         Health Care
New England, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(a)  Nonstock Corporation

(b)  Aetna Capital Holdings, Inc. owns 5% of this Limited Liability Company.

(c) Aetna Realty Investments I, Inc. is a 1% general partner and an 83% limited partner.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE          IMMEDIATE OWNER                  OWNERSHIP             PRINCIPAL BUSINESS
                                                                                  PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CMBS Holdings, Inc.               TX (1) (*)     Aetna Life Insurance Company      100%     Real Estate Investment and Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Properties,     CT (1) (*)     Aetna Life Insurance Company      100%     Acquire, Develop and Lease Real Estate
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Midway L.L.C.                     DE (5) (*)     Aetna Life Insurance Company      100%     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity, Inc.                  DE (1) (*)     Aetna Life Insurance Company      100%     General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
CDI Equity L.L.C.                 DE (5) (*)     Aetna Life Insurance Company       99%(d)  General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
AE Fourteen, Inc.                 CT (1) (*)     Aetna Life Insurance Company      100%     Cogeneration
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Assignment Company     CT (1) (*)     Aetna Life Insurance Company      100%     Assignment Company for Structured
                                                                                            Settlements
------------------------------------------------------------------------------------------------------------------------------------
Bayshore Heights Associates       FL (2) (**)    Aetna Life Insurance Company       70%     Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Aetna/Area Corporation            CT (1) (*)     Aetna Life Insurance Company      100%     Real Estate Investment and Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Institutional Investors I   CT (2) (**)    Aetna Life Insurance Company       13%(e)  Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Shadow Ridge At Oak Park          CA (2) (**)    Aetna Life Insurance Company       80%     Real Estate
Condominium Associates
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, Inc.                  DE (1) (*)     Aetna Life Insurance Company      100%     General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------
BPC Equity, L.L.C.                DE (5) (*)     Aetna Life Insurance Company       99%(f)  General Business Corporation
------------------------------------------------------------------------------------------------------------------------------------

--------------
(d)  CDI Equity, Inc. owns 1% of this Limited Liability Company.

(e)  Aetna Real Estate Properties, Inc. is a 1% general partner.

(f)  BPC Equity, Inc. owns 1% of this Limited Liability Company.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE          IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AHP Holdings, Inc.                  CT (1) (*)   Aetna Life Insurance Company     100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, L.L.C.               DE (5) (*)   Aetna Life Insurance Company      99%(g)     Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Bay Area Mall, Inc.                 DE (1) (*)   Aetna Life Insurance Company     100%        Real Estate
------------------------------------------------------------------------------------------------------------------------------------
455 Market Street                   CA (2) (**)  Aetna Life Insurance Company      90%(h)     Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport A               CA (2) (**)  Aetna Life Insurance Company      50%(i)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 8        CA (2) (**)  Aetna Life Insurance Company      50%(j)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 9        CA (2) (**)  Aetna Life Insurance Company      50%(k)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 10       CA (2) (**)  Aetna Life Insurance Company      50%(l)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 11       CA (2) (**)  Aetna Life Insurance Company      50%(m)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Koll Center Newport Number 14       CA (3) (**)  Aetna Life Insurance Company      60%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Aetna Hamilton Partnership          IL (2) (**)  Aetna Life Insurance Company      62%        Real Estate
------------------------------------------------------------------------------------------------------------------------------------

(g)  Bay Area Mall, Inc. owns 1% of this Limited Liability Company.

(h)  89% general partner and 1% limited partner.

(i) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(j) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(k) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(l) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

(m) Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                           STATE          IMMEDIATE OWNER                OWNERSHIP     PRINCIPAL BUSINESS
                                                                               PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Waterloo Associates Limited         NC (2) (**)     Aetna Life Insurance Company      99%(n)   Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Hayward Industrial Park             CT (2) (**)     Aetna Life Insurance Company      99%      Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Gables At Farmington Associates     CT (2) (**)     Aetna Life Insurance Company      60%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Gables at Brighton Associates       NY (2) (**)     Aetna Life Insurance Company      50%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Country Club Heights at Woburn      MA (2) (**)     Aetna Life Insurance Company      60%      Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Britcher Aetna-Laguna Hills         CA (2) (**)     Aetna Life Insurance Company      68%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Harbor Business Park                CA (2) (**)     Aetna Life Insurance Company      99%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Ensenada De Las Colinas I           TX (2) (**)     Aetna Life Insurance Company      99%(o)   Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Trevose Hospitality, Inc.           CT (1) (**)     Aetna Life Insurance Company     100%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch I              TX (2) (**)     Aetna Life Insurance Company      99%(p)   Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Oaks at Valley Ranch II             TX (2) (**)     Aetna Life Insurance Company      99%(q)   Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-RED Hill Limited Partnership    CA (2) (**)     Aetna Life Insurance Company      80%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
KBC-Eastside Limited Partnership    AZ (2) (**)     Aetna Life Insurance Company      80%      Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------

-------------
(n) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

(o) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(p) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(q) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER                OWNERSHIP        PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
C.R.I. Hotel Associates, L.P.       IA (2) (**)        Aetna Life Insurance Company         75%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull One, Inc.                  CT (1) (*)         Aetna Life Insurance Company        100%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Two, Inc.                  CT (1) (*)         Aetna Life Insurance Company        100%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Three, Inc.                CT (1) (*)         Aetna Life Insurance Company        100%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Trumbull Four, Inc.                 CT (1) (*)         Aetna Life Insurance Company        100%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Century City North L.L.C.           DE (5) (**)        Aetna Life Insurance Company         84%(r)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southfield Partners                 MD (2) (**)        Aetna Life Insurance Company         99%(s)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Rancho Cucamonga            CA (2) (**)        Aetna Life Insurance Company         60%        Real Estate Investment
Associates
------------------------------------------------------------------------------------------------------------------------------------
Village Green of Madison Heights    MI (2) (**)        Aetna Life Insurance Company         99%(t)     Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Centrum Associates                  CA (2) (**)        Aetna Life Insurance Company         65%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Tri-City Mall Associates            AZ (2) (**)        Aetna Life Insurance Company         50%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Southwest Financial Associates      AZ (2) (**)        Aetna Life Insurance Company         60%        Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
B&H Ventures IV Limited             CT (2) (**)        Aetna Life Insurance Company         75%        Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Champions Richland Northcourte      TX (2) (*)         Aetna Life Insurance Company         99%(u)     Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------

--------------
(r) Aetna Health and Life Insurance Company owns 16% of this Limited Liability Company.

(s) Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.

(t) Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER                OWNERSHIP        PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Chris-Town Village Associates       AZ (2) (**)        Aetna Life Insurance Company      50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Arshaw Partners I                   TX (2) (*)         Aetna Life Insurance Company      50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Assembly Square Mall LLC            DE (5) (**)        Aetna Life Insurance Company      99%(#)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Woodside Terrace Partners           CA (2) (**)        Aetna Life Insurance Company      60%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Fashion Center             AZ (2) (**)        Aetna Life Insurance Company      50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Chambridgeside Galleria             MA (2) (**)        Aetna Life Insurance Company      50%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
ADBI Partnership                    FL (2) (**)        Aetna Life Insurance Company      30%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Marriott Inner Harbor Hotel         MD (2) (*)         Aetna Life Insurance Company      99%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
TCR Ventanja Limited                TX (2) (**)        Aetna Life Insurance Company      99%(v)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
1501 Fourth Ave. Limited            WA (2) (**)        Aetna Life Insurance Company      91%(w)       Real Estate Investment
Partnership
------------------------------------------------------------------------------------------------------------------------------------
Thace Associates                    MI (2) (**)        Aetna Life Insurance Company      25%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Los Padres                  CA (2) (**)        Aetna Life Insurance Company      99%(x)       Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center      GA (2) (**)        Aetna Life Insurance Company      99%(y)       Real Estate Investment
Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------

-------------
(u) Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.

(#) Aetna Life Insurance Company is a 99% general partner and Bay Area Mall, Inc., is a 1% general partner

(v) Aetna Life Insurance Company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.

(w) Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.

(x) Aetna Life Insurance company is a 99% general partner and Trumbull Two, Inc. is a 1% limited partner.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER                OWNERSHIP        PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Eastmeadow Distribution Center      GA (2) (**)        Aetna Life Insurance Company      99%(z)       Real Estate Investment
Phase II Limited Partnership
------------------------------------------------------------------------------------------------------------------------------------
Azalea Mall, L.L.C.                 DE (5) (**)        Aetna Life Insurance Company      99%(aa)      Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
211 East Ontario Associates         IL (2) (**)        Aetna Life Insurance Company      15%          Shell
------------------------------------------------------------------------------------------------------------------------------------
Southeast Second Avenue, Inc.       DE (1) (*)         Aetna Life Insurance Company     100%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Menlo One, L.L.C.                   DE (5) (**)        Aetna Life Insurance Company      99%(bb)      Real Estate Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Central Trust Center Associates     OH (2) (**)        Aetna Life Insurance Company      15%          Real Estate Investment
------------------------------------------------------------------------------------------------------------------------------------
Capitol District Energy Center      CT (2) (**)        AE Fourteen, Inc.                 50%          Cogeneration of Electrical
Cogeneration Associates                                                                               Power
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         OH (1) (*)         Aetna Health Management, Inc.    100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of California,    CA (1) (*)         Aetna Health Management, Inc.    100%          Provide Pre-Paid Dental
Inc.                                                                                                  Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         FL (1) (*)         Aetna Health Management, Inc.    100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Informed Health, Inc.               DE (1) (*)         Aetna Health Management, Inc.    100%          Sponsors Health Information
                                                                                                      Service
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         TN (1) (*)         Aetna Health Management, Inc.    100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

----------------
(y) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(z) Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.

(aa) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

(bb) Southeast Second Avenue, Inc. owns 1% of these limited liability companies.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER               OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of          CT (1) (*)      AHP Holdings, Inc.               100%          Insurance
Connecticut
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International,        UT (1) (*)      Aetna Insurance Company of       100%          Provide Employee Assistance
Incorporated                                        Connecticut                                    Services and Managed Mental
                                                                                                   Health Programs
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,   GA (1) (*)      Aetna Health Management, Inc.     37%(ccc)     HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management, Inc.       DE (1) (*)      Aetna U.S. Healthcare Inc. (PA)  100%          HMO Management Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of New Jersey,    NJ (1) (*)      Aetna Health Management, Inc.    100%          Dental Care
Inc.
------------------------------------------------------------------------------------------------------------------------------------
AUSHC Holdings, Inc.                DE (1) (*)      Aetna Health Management, Inc.    100%          Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the           VA (1) (*)      Aetna Health Management, Inc.    100%          HMO
Mid-Atlantic, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of the           NC (1) (*)      Aetna Health Management, Inc.    100%          HMO
Carolinas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         AZ (1) (*)      Aetna Health Management, Inc.    100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Texas, Inc.    TX (1)(*)       Aetna Health Management, Inc.    100%          HMO offering single health
                                                                                                   service plan - dental
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of            IL (1) (*)      Aetna Health Management, Inc.    100%          HMO
Illinois, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Dental Care of Kentucky,      KY (1) (*)      Aetna Health Management, Inc.    100%          Dental Plan Organization
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Central and   PA (1) (*)      Aetna Health Management, Inc.    100%          HMO
Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Texas, Inc.   TX (1) (*)      Aetna Health Management, Inc.    100%          HMO
------------------------------------------------------------------------------------------------------------------------------------

---------------
(ccc) Primary Investments, Inc. over 63% of Aetna U.S. Healthcare of Georgia,
      Inc.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER               OWNERSHIP     PRINCIPAL BUSINESS
                                                                                     PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of Louisiana,    LA (1) (*)     Aetna Health Management, Inc.    100%           HMO
Inc
------------------------------------------------------------------------------------------------------------------------------------
MED Southwest, Inc.                 TX (1) (*)     Aetna Health Management, Inc.     55%           Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Freedom Choice, Inc.                PA (1)(*)      Aetna Health Plans of Central    100%           Third Party Administrator
                                                   and Eastern Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Government Health Plans,      CA (1) (*)     Aetna Health Management, Inc.    100%           Sponsors Champus Business
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of California,   CA (1) (*)     Aetna Health Management, Inc.    100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New York,     NY (1) (*)     AUSHC Holdings, Inc.             100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of New Jersey,   NJ (1) (*)     AUSHC Holdings, Inc.             100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Southwest Physicians Life           TX (1) (*)     MED Southwest, Inc.              100%           Life and Health Insurer
Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Plans of North         TX (1) (*)     MED Southwest, Inc.              100%           HMO
Texas, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs of Alaska, Inc.       AK (1) (*)     Human Affairs International,     100%           Provides Mental Health Services/
                                                   Incorporated                                    Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of      CA (1) (*)     Human Affairs International,     100%           Provides Mental Health Services/
California                                         Incorporated                                    Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of      TX (1) (*)     Human Affairs International,     100%           Provides Mental Health Services/
Texas, Inc.                                        Incorporated                                    Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs Global Services,      DE (1) (*)     Human Affairs International,     100%           Holding Company to service Aetna
Inc.                                               Incorporated                                    agreements for New Zealand
                                                                                                   operations
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER              OWNERSHIP   PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International of      PA (1)(*)      Human Affairs International      100%         Provides Mental Health Services/
Pennsylvania, Inc.                                 Incorporated                                  Managed Mental Health Services
------------------------------------------------------------------------------------------------------------------------------------
Behavioral Healthcare Solutions,    DE (1) (*)     Human Affairs International,     100%         Mental Health Services
Inc.                                               Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Human Affairs International IPA,    NY (1) (*)     Human Affairs International,     100%         Independent Practice Association
Inc.                                               Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Aetna Retirement Holdings, Inc.     CT (1) (*)     Aetna Retirement Services, Inc.  100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance and Annuity    CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Life Insurance, Pensions And
Company                                                                                          Annuities
------------------------------------------------------------------------------------------------------------------------------------
Systematized Benefits               CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Financial Services, Inc.      CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Broker-Dealer and Investment
                                                                                                 Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aeltus Investment Management, Inc.  CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Investment Advisor
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Services, Inc.     CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Distribute Securities Products -
                                                                                                 ALIAC and Outside Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency Holdings     CT (1) (*)     Aetna Retirement Holdings, Inc.  100%         Holding Company
Company, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FNI International, Inc.             CA (1) (*)     Aetna Retirement Holdings, Inc.  100%         Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment        CA (1) (*)     FNI International, Inc.          100%         Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Agency of              MA (1) (*)     FNI International, Inc.          100%         Broker/Dealer
Massachusetts, Inc.
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services, Inc.         CA (1) (*)     FNI International, Inc.          100%         Insurance Agency
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER          OWNERSHIP   PRINCIPAL BUSINESS
                                                                                PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment        CA (1)(*)     FNI International, Inc.        100%       Broker/Dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Alabama,   AL (1) (*)    FNI International, Inc.        100%       sale of life and health and variable
Inc.                                                                                        products
------------------------------------------------------------------------------------------------------------------------------------
FN Insurance Services of Nevada,    NV (1) (*)    FNI International, Inc.        100%       To engage as an agent, managing general
Inc.                                                                                        agent broker in all classes of insurance
------------------------------------------------------------------------------------------------------------------------------------
Financial Network Investment        HA (1)(*)     Financial Network Investment   100%       Insurance Agency and Insurance Broker
Corporation of Hawaii                             Corporation
------------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Company of America  CT (1) (*)    Aetna Life Insurance and       100%       Write/Reinsure Life and Annuity Business
                                                  Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Private Capital Inc.          CT (1) (*)    Aetna Life Insurance and       100%       General Business Corporation
                                                  Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna New Series Fund, Inc.         MD (1) (**)   Aetna Life Insurance and       100%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                 MA (4) (**)   Aetna Life Insurance and        99%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund          MA (4) (**)   Aetna Life Insurance and       100%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna GET Fund                      MA (4) (**)   Aetna Life Insurance and       100%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.     MD (1) (**)   Aetna Life Insurance and       100%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                 MA (4) (**)   Aetna Life Insurance and        98%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------
Aetna Generation Portfolios, Inc.   MD (1) (**)   Aetna Life Insurance and       100%       Regulated Investment Company (Mutual
                                                  Annuity Company                           Fund)
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER          OWNERSHIP      PRINCIPAL BUSINESS
                                                                                PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund,   MD (1) (**)          Aetna Life Insurance          100%      Regulated Investment Company (Mutual
Inc.                                                   and Annuity Company                     Fund)
----------------------------------------------------------------------------------------------------------------------------------
Aetna Series Fund, Inc.           MD (1) (**)          Aetna Life Insurance           17%(aaa) Regulated Investment Company (Mutual
                                                       and Annuity Company                     Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.          MD (1) (**)          Aetna Life Insurance          100%      Regulated Investment Company (Mutual
                                                       and Annuity Company                     Fund)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management       Bermuda (1) (*)      Aeltus Investment             100%      Holding Company
(Bermuda) Holdings Limited                             Mandagement, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aeltus Capital, Inc.              CT (1) (*)           Aeltus Investment             100%      Broker-Dealer Related Functions
                                                       Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Aeltus Trust Company              CT (1) (*)           Aeltus Investment             100%      Fiduciary Powers Granted to State
                                                       Management, Inc.                                    Bank and Trust Companies
-----------------------------------------------------------------------------------------------------------------------------------
China Dynamic Investment          Hong Kong (1) (**)   Aetna Investment               50%      Establish and Manage Collective
Management (Hong Kong) Limited                         Management (Bermuda)                    Investment Scheme
                                                       Holdings Limited
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency, Inc.      CT (1) (*)           Aetna Insurance Agency        100%      Insurance agency for the marketing of
                                                       Holdings Company, Inc.                  registered and nonregistered
                                                                                               insurance products
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of         MA (1) (*)           Aetna Insurance Agency        100%      Insurance agency for the marketing of
Massachusetts, Inc.                                    Holdings Company, Inc.                  registered and nonregistered
                                                                                               insurance products
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Insurance Agency of         AL (1)(*)            Aetna Insurance Agency        100%      Insurance agency for the marketing of
Alabama, Inc.                                          Holdings Company, Inc.                  registered and nonregistered
                                                                                               insurance products
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings      Hong Kong (1) (*)    Aetna International, Inc.     100%      Holding Company for Insurance and
(Hong Kong) I Limited                                                                          Financial Services
-----------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Insurance         Bermuda (1) (**)     Aetna International, Inc.      50%      Life Disability and Employee
Company (Bermuda) Ltd.                                                                         Benefits Ins. in H.K.
-----------------------------------------------------------------------------------------------------------------------------------

--------------
(aaa) Aetna Life Insurance Company owns 1% of this fund.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE              IMMEDIATE OWNER          OWNERSHIP        PRINCIPAL BUSINESS
                                                                                PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund            CT (1) (*)           Aetna International, Inc.   100%        Investment Management
Management Inc.                                                                                  Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Holdings (Cayman) Ltd.        Cayman (1) (**)      Aetna International, Inc.   100%        Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
ALICA Holdings, Inc.                CT (1) (*)           Aetna International, Inc.    80%        Dedicated Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of     CT (1) (*)           Aetna International, Inc.   100%        Life Insurance
America
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Holdings        Hong Kong (1) (*)    Aetna International, Inc.   100%        Holding Company
(Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional Compania, S.    Mexico (1) (**)      Aetna International, Inc.    68%(cc)    Holding Company
en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Internacional De Mexico       Mexico (1) (**)      Aetna International, Inc.   100%        Mexican Holding Company
S.A. De C.V.
------------------------------------------------------------------------------------------------------------------------------------
Aetna S.A.                          Chile (1) (*)        Aetna International, Inc.   100%        Holding Co.
------------------------------------------------------------------------------------------------------------------------------------
Arcella Limited                     Hong Kong (1) (*)    Aetna International, Inc.   100%        Investment & Holding Co.
                                                                                                 for Aetna's Asia Pacific
                                                                                                 Operations
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life & Casualty Bermuda       Bermuda (1) (*)      Aetna International, Inc.   100%        Insurance, Guaranteed and
Limited                                                                                          Indemnity Business
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Global          Luxembourg (1) (*)   Aetna International, Inc.   100%        Investment Services
Investment Services
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Investment Holdings     Taiwan (1) (*)       Aetna International, Inc.    80%        Holding Company
Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life and Casualty             Netherlands          Aetna International, Inc.   100%        Finance Investment Company
International Finance N.V.          Antilles (1) (*)
------------------------------------------------------------------------------------------------------------------------------------
Sul America Aetna Seguros de        Brazil               Aetna International, Inc.    49%        Insurance
Previdencia S.A.
------------------------------------------------------------------------------------------------------------------------------------

---------------
(cc) Aetna International de Mexico, S.A. de C.V. owns 16% of Aetna Internacional Compania, S. en N. C. de C.V.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                  IMMEDIATE OWNER             OWNERSHIP      PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Australia (1) (*)      Aetna International, Inc.      100%        Stockbroking
(Australia) Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Holdings, Inc.        CT (1) (*)             Aetna International, Inc.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Securities Investment         Taiwan (1) (*)         Aetna International, Inc.       80%        Securities Investment Advisor
Management (Taiwan) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Capital Management            U.K. (1) (*)           Aetna International, Inc.      100%        Promoter of Offshore Mutual
International Ltd.                                                                                    Funds or other Open-Ended
                                                                                                      Investment Vehicles
------------------------------------------------------------------------------------------------------------------------------------
AE Five Incorporated                CT (1) (*)             Aetna International, Inc.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Canada Holdings Limited       Canada (1) (*)         Aetna International, Inc.      100%        Investment Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Taiwan (1) (*)         Aetna International, Inc.       80%        Provide Non-Security Business
(Taiwan) Limited                                                                                      and Investment Advice
------------------------------------------------------------------------------------------------------------------------------------
Aetna International (N.Z.) Limited  New Zealand (1) (*)    Aetna International, Inc.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Hong Kong (1) (*)      Aetna International, Inc.      100%        Investment Holding Company
(F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Philippine Ventures, Inc.     Philippines (1) (*)    Aetna International, Inc.      100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Inc.           Philippines (1) (*)    Aetna Philippine Ventures,     100%        Life Insurance
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Healthcare, Inc.              Philippines (1) (*)    Aetna Life Insurance Inc.      100%        Insurance
------------------------------------------------------------------------------------------------------------------------------------
Blue Cross (Asia Pacific)           Hong Kong (1) (**)     Aetna International             35%(dd)    Underwriter Casualty and
Insurance Ltd.                                             Holdings (Hong Kong)                       General Insurance in Hong Kong
                                                           I Limited                                  and  Macau
------------------------------------------------------------------------------------------------------------------------------------

--------------
(dd) East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of Blue Cross (Asia Pacific) Insurance Ltd.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                  IMMEDIATE OWNER             OWNERSHIP      PRINCIPAL BUSINESS
                                                                                       PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
East Asia Aetna Services Company    Hong Kong (1) (**)     East Asia Aetna Insurance      100%        Management services to
Limited                                                    Company (Bermuda) Ltd.                     associate companies
------------------------------------------------------------------------------------------------------------------------------------
The Aetna International Umbrella    Luxembourg (1) (***)   Aetna Life Insurance            03%(ee)    An Undertaking for the
Fund                                                       Company of America                         Collective Investment in
                                                                                                      Transferable Securities
------------------------------------------------------------------------------------------------------------------------------------
PT Danamon-Aetna Life Insurance     Indonesia (1) (**)     Aetna Life Insurance            80%         Limited Liability Life
Company                                                    Company of America                                  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Daya Aetna (Malaysia) Berhad        Malaysia (1) (*)       Aetna International Holdings    82%         Holding Company
                                                           (Hong Kong) II Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Universal Insurance Berhad    Malaysia (1) (*)       Daya Aetna (Malaysia)           100%        Individual Life, Home
                                                           SDN. BHD.                                   Service, Group and General
                                                                                                       Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Co., Ltd.               Taiwan (1) (a)         Aetna Heart Investment         100%         Trading Company - Marketing
                                                           Holdings Limited                            of Gifts and Souvenirs
------------------------------------------------------------------------------------------------------------------------------------
Aetna South Life Agency Co., Ltd.   Taiwan (1) (a)         Aetna Heart Investment         100%         Administrative Support
                                                           Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Huei Hong Securities Co., Ltd.      Taiwan (1) (a)         Aetna Heart Investment          20%         Securities Trading
                                                           Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Aetna Heart Culture Company Ltd.    Taiwan (1) (a)         Aetna Heart Investment         100%         Trading Company
                                                           Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Seguros Monterrey Aetna, S.A.       Mexico (1) (**)        AE Five Incorporated            14%(bbb)    Insurance and Reinsurance
------------------------------------------------------------------------------------------------------------------------------------
Fianzas Monterrey Aetna, S.A.       Mexico (1) (**)        AE Five Incorporated            14%(bbb)    Issuance of Bonds
------------------------------------------------------------------------------------------------------------------------------------

--------------
(ee) Percentage controlled by Aetna Services, Inc. includes ownership by the following: Aetna Services, Inc. 1%, Aetna Life & Casualty Bermuda Limited 5%, Aetna Life Insurance Company of Canada 1%.and Aetna Securities Investment Management (Taiwan) Ltd. 19%

(bbb) Aetna Internacional de Mexico, S.A. de C.V. owns 13% of this company and Aetna Internacional Compania, S en NC de C.V. owns 8% of this company.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER               OWNERSHIP      PRINCIPAL BUSINESS
                                                                                        PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Aetna (Netherlands) Holdings B.V.   Netherlands (1) (*)   Aetna Life and Casualty        100%          Finance Company
                                                          International Finance N.V.
----------------------------------------------------------------------------------------------------------------------------------
Sul America Previdencia Privada     Brazil (1) (*)        Sul America Aetna Seguros      100%          Pension
                                                          de Previdencia S.A.
----------------------------------------------------------------------------------------------------------------------------------
Sul America Servicos Medicos S.A.   Brazil (1) (*)        Sul America Aetna Seguros      100%          Health Administrator
                                                          de Previdencia S.A.
----------------------------------------------------------------------------------------------------------------------------------
Brasilprev Previdencia Privada      Brazil (1) (**)       Sul America Aetna Seguros       10%          Pension
S.A.                                                      de Previdencia S.A.
----------------------------------------------------------------------------------------------------------------------------------
Brasilsaude Companhia de Segoros    Brazil (1) (*)        Sul America Aetna Seguros de    51%          Insurance
                                                          de Previdencia S.A.
----------------------------------------------------------------------------------------------------------------------------------
Travelguard Limited                 Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%          Insurance Agent
                                                          Insurance Ltd.
----------------------------------------------------------------------------------------------------------------------------------
Toursafe Limited                    Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%          Insurance Agent
                                                          Insurance Ltd.
----------------------------------------------------------------------------------------------------------------------------------
Travelsafe Limited                  Hong Kong (1) (*)     Blue Cross (Asia Pacific)      100%          Insurance Agent for its
                                                          Insurance Ltd.                               Ultimate Holding Company
----------------------------------------------------------------------------------------------------------------------------------
Multiasistencia, S.A. de C.V.       Mexico (1) (**)       Aetna Internacional Compania    49%          Administrative Services in
                                                          S en N.C. de C.V.                            Connection with Insurance
                                                                                                       Claims
----------------------------------------------------------------------------------------------------------------------------------
Meximed, S.A. de C.V.               Mexico (1) (**)       Aetna Internacional Compania    49%          Services for Insureds for
                                                          S en N.C. de C.V.                            Hospitals Admissions and
                                                                                                       Claims Processing
----------------------------------------------------------------------------------------------------------------------------------
Seguros Bancomer, S.A. de C.V.      Mexico (1) (**)       Aetna Internacional Compania    49%          Insurance and Reinsurance
                                                          S en N.C. de C.V.                            Company
----------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER               OWNERSHIP     PRINCIPAL BUSINESS
                                                                                        PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Pensiones Bancomer S.A. de C.V.     Mexico (1) (**)      Aetna Internacional Compania S   49%         Insurance Company
                                                         en N.C. de C.V.
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos Para el    Mexico (1) (**)      Aetna Internacional Compania S   49%         Retirement Funds Management
Retiro Bancomer, S.A. de C.V.                            en N.C. de C.V.                              Company
------------------------------------------------------------------------------------------------------------------------------------
Grupo Vamsa, S.A. de C.V.           Mexico (1) (**)      Aetna Internacional Compania S   49%         Legal Administration and
                                                         en N.C. de C.V.                              Financial Services
------------------------------------------------------------------------------------------------------------------------------------
Asesores en Promocion Segunomina    Mexico (1) (**)      Aetna Internacional Compania S   49%         Marketing of Seguros Products/
S.A. de C.V.                                             en N.C. de C.V.                              Payroll Discounts
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros Generales S.A.  Chile (1) (*)        Aetna S.A.                        98%        Casualty Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Administradora de Fondos de   Chile (1) (*)        Aetna S.A.                       100%        Real Estate Investment Trust
Inversion S.A.                                                                                        Management Co.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Chile Seguros de Vida S.A.    Chile (1) (*)        Aetna S.A.                       100%        Life Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones S.A.                Chile (1) (*)        Aetna S.A.                       100%        Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Credito Hipotecario S.A.      Chile (1) (*)        Aetna S.A.                       100%        Mortgage Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Vida S.A.                     Argentina (1) (*)    Aetna S.A.                        60%        Health and Life Insurance
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Peru S.A.       Peru (1) (*)         Aetna S.A.                        86%(ff)    Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna Salud S.A.                    Chile (1) (*)        Aetna S.A.                        90%        Health Indemnity - Chile
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de         Chile (1) (*)        Aetna Pensiones S.A.              62%        Pension Funds Management
Pensiones Santa Maria S.A.                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------

--------------
(ff) Aetna Chile Seguros De Vida S.A. and Aetna Chile Seguros Generales S. A. have combined ownership of 14%.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER               OWNERSHIP      PRINCIPAL BUSINESS
                                                                                        PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Santa Maria Internacional S.A.      Chile (1) (*)       Administradora de Fondos de      100%       Pension Administration
                                                        Pensiones Santa Maria S.A.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Pensiones Peru S.A.           Peru (1) (**)       Santa Maria Internacional S.A.    71%(gg)   Investment
------------------------------------------------------------------------------------------------------------------------------------
Administradora de Fondos de         Peru (1) (**)       Aetna Pensiones Peru S.A.         30%(hh)   Pension Funds Management Company
Pensiones Integra S.A.
------------------------------------------------------------------------------------------------------------------------------------
Wiese Aetna Compania de Seguros     Peru (1) (*)        Aetna International Peru S.A.     34%       Insurance and Reinsurance
S.A.
------------------------------------------------------------------------------------------------------------------------------------
Immobilaria Padre Marinano S.A.     Chile (1) (*)       Aetna Credito Hipotecario S.A.    99%(ii)   Real Estate Development
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health Management Canada,     Ontario (1)(*)      Aetna Canada Holdings Limited    100%       Managed Healthcare
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance Company of     Canada (1) (*)      Aetna Canada Holdings Limited    100%       Life, Accident and Sickness
Canada                                                                                              Insurance
------------------------------------------------------------------------------------------------------------------------------------
Equinox Financial Group Inc.        Canada (1) (*)      Aetna Canada Holdings Limited     92%(jj)   Distributor of Life Insurance,
                                                                                                    Financial and Related Products
------------------------------------------------------------------------------------------------------------------------------------
2733854 Canada Ltd.                 Canada (1) (*)      Aetna Canada Holdings Limited     70%(kk)   Marketing of Life Ins. and
                                                                                                    Related Products
------------------------------------------------------------------------------------------------------------------------------------
AlphaQuest Capital Management       Ontario (1) (***)   Aetna Canada Holdings Limited     15%       Investment Counselor Portfolio
Limited                                                                                             Manager
------------------------------------------------------------------------------------------------------------------------------------
Aetna Acceptance Corporation        Ontario (1) (*)     Aetna Canada Holdings Limited    100%       Provision of Financial
Limited                                                                                             Assistance to Agents to Assist
                                                                                                    in Growth of Business
------------------------------------------------------------------------------------------------------------------------------------

--------------
(gg) Aetna S.A. owns 29% of this company.

(hh) Aetna Pensiones Peru S.A. owns 30% of this company.

(ii) Aetna S.A. owns 1% of this company.

(jj) Aetna Life Insurance Company of Canada owns 8% of this corporation.

(kk) Equinox Financial Group, Inc. owns 30% of this corporation.

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER                 OWNERSHIP       PRINCIPAL BUSINESS
                                                                                          PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
969708 Ontario Limited              Ontario (1) (*)            Aetna Health Management          100%    Holding Company
                                                               Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
First Canadian Health Management    Canada (1) (**)            Aetna Health Management          49%     Managed Health Services
Corporation, Inc.                                              Canada, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna Benefits Management, Inc.     Canada (1) (*)             Aetna Life Insurance Company     100%    Claims Administration and
                                                               of Canada                                Actuarial Services
------------------------------------------------------------------------------------------------------------------------------------
Landex Properties Ltd.              British Columbia (1) (*)   Aetna Life Insurance Company     100%    Real Estate Acquisitions
                                                               of Canada
------------------------------------------------------------------------------------------------------------------------------------
Mount-Batten Properties Limited     Ontario (1) (*)            Aetna Life Insurance Company     100%    Acquisition, Development and
                                                               of Canada                                Management of Real Estate
------------------------------------------------------------------------------------------------------------------------------------
3158047 Canada Limited              Canada (1) (*)             Aetna Life Insurance Company     100%    Acquisition, Development
                                                               of Canada                                and Management of Real
                                                                                                        Estate
------------------------------------------------------------------------------------------------------------------------------------
3273806 Canada Limited              Canada (1) (*)             Aetna Life Insurance Company     100%    Real Estate Holding Company
                                                               of Canada
------------------------------------------------------------------------------------------------------------------------------------
PVS Preferred Vision Services Inc.  Canada (1) (**)            Aetna Benefits Management,        20%    Provider of Ophthalmic,
                                                               Inc.                                     Service for Four Major
                                                                                                        Shareholders
------------------------------------------------------------------------------------------------------------------------------------
Associative Rehabilitation Inc.     Ontario (1) (*)            969708 Ontario Limited           100%    Managed Health Services
------------------------------------------------------------------------------------------------------------------------------------
Churchill Office Park Limited       Canada (1) (**)            Mount-Batten Properties Limited   45%    Real Estate Development of
                                                                                                        Ottawa Site
------------------------------------------------------------------------------------------------------------------------------------
Aetna Health (N.Z.) Limited         New Zealand (1) (**)       Aetna International (N.Z)         50%    Health Insurance
                                                               Limited                                  Underwriting
------------------------------------------------------------------------------------------------------------------------------------
Aetna Life Insurance (N.Z.)         New Zealand (1) (*)        Aetna Health (N.Z.) Limited      100%    Group Benefits/Pension
Limited                                                                                                 Management
------------------------------------------------------------------------------------------------------------------------------------
First Medical Corporation Limited   New Zealand (1) (*)        Aetna Health (N.Z.) Limited      100%    Indemnity Health Insurance
------------------------------------------------------------------------------------------------------------------------------------
Medic Aid Computers Limited         New Zealand (1) (*)        First Medical Corporation        100%    Inactive
                                                               Limited
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER              OWNERSHIP       PRINCIPAL BUSINESS
                                                                                      PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Medical Aids Hire (1974)            New Zealand (1) (*)   First Medical Corporation        100%     Non-Trading Subsidiary of First
Limited                                                   Limited                                   Medical Corporation
------------------------------------------------------------------------------------------------------------------------------------
First Health (New Zealand Limited)  New Zealand (1) (*)   Aetna Health (N.Z.) Limited      100%     Super Annuitization/Long Term
                                                                                                    Care
------------------------------------------------------------------------------------------------------------------------------------
Prime Health Limited                New Zealand (1) (*)   First Health (New Zealand)        50%     Buying and Managing Risk for
                                                          Limited                                   Publicly Funded Health Services
                                                                                                    and Providing Management
                                                                                                    Services and Infrastructure
                                                                                                    To its Network of Doctors
------------------------------------------------------------------------------------------------------------------------------------
PLJ Holdings Limited                Hong Kong (1) (*)     Aetna Investment Management      100%     Investment Management &
                                                          (F.E.) Holdings Limited                   Securities Trading
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Hong Kong (1) (*)     Aetna Investment Management      100%     Investment Management. &
(F.E.) Limited                                            (F.E.) Holdings Limited                   Advisory Services for Individual
                                                                                                    Clients and Investment Funds
------------------------------------------------------------------------------------------------------------------------------------
Aetna International Fund Managers   Hong Kong (1) (*)     Aetna Investment Management      100%     Investment & Unit Trust
Limited                                                   (F.E.) Holdings Limited                   Management
------------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Management         Hong Kong (1) (*)     Aetna Investment Management      100%     Nominee Services Holding Assets
(F.E.) Nominees Limited                                   (F.E.) Holdings Limited                   of AIM F.E.'s Customers in
                                                                                                    Street Name
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment &   Taiwan (1) (***)      Aetna Investment Management       20%     Securities Investment & Trust
Trust Co. Ltd.                                            (F.E.) Holdings Limited
------------------------------------------------------------------------------------------------------------------------------------
Kwang HUA Securities Investment     Taiwan (1) (***)      PLJ Holdings Limited              20%     Investment Consulting Company
Consultant Co. Ltd.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Financial           DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%     Holding Company
Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Primary Holdings, Inc.              DE (1) (*)            Aetna U.S. Healthcare Inc. (PA)  100%     Holding Company
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER           OWNERSHIP       PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.   PA (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.   NJ (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Dental Plan, Inc.   DE (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Dental
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company       NY (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Accident and Health Insurance
                                                                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Insurance          MN (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Accident and Health Insurance
Company                                                                                            Company
------------------------------------------------------------------------------------------------------------------------------------
U.S. Managed Care, Inc.             MD (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          Utilization Review
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         NJ (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         NY (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         CT (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         MA (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         DE (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of New        NH (1) (*)     Aetna U.S. Healthcare Inc. (PA)   100%          HMO
Hampshire, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Investments, Inc.            DE (1) (*)     U.S. Healthcare Financial         100%          DE Holding Company
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Independent Investments, Inc.       DE (1) (*)     U.S. Healthcare Financial         100%          DE Holding Company
                                                   Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
United States Physicians Care       PA (1) (*)     U.S. Healthcare Financial         100%          Financial Services to Physicians
Systems, Inc.                                      Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER           OWNERSHIP       PRINCIPAL BUSINESS
                                                                                    PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
United States Home Health Care      PA (1) (*)          U.S. Healthcare Financial        100%     Inactive - other Medical Services
Systems, Inc.                                           Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Aviation Corp.          PA (1) (*)          U.S. Healthcare Financial        100%     Ownership and Operation of
                                                        Services, Inc.                            Airplanes
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Properties, Inc.    PA (1) (*)          U.S. Healthcare Financial        100%     Holding Company for Real Estate
                                                        Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Inteli-Health, Inc.                 DE (1) (*)          U.S. Healthcare Financial         98%     Software Development
                                                        Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
USHC Management Services            DE (1) (*)          U.S. Healthcare Financial        100%     Management and Financial Services
Corporation                                             Services, Inc.                            to Network Providers
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare Advantage, Inc.     DE (1) (*)          Advent Investments, Inc.         100%     Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Wissahickon Payment                 DE (1) (*)          Advent Investments, Inc.         100%     Third Party Administrator
Administrators, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent Financial Services, Inc.     DE (1) (*)          U.S. Healthcare Advantage, Inc.  100%     Holding Company
------------------------------------------------------------------------------------------------------------------------------------
Corporate Health Administrators,    PA (1) (*)          Advent Financial Services, Inc.  100%     Third Party Administrator for
Inc.                                                                                              Self-Insured Plans
------------------------------------------------------------------------------------------------------------------------------------
Managed Care Coordinators, Inc.     DE (1) (*)          Advent Financial Services, Inc.  100%     Evaluation and Administration of
                                                                                                  Multiple Health Plans
------------------------------------------------------------------------------------------------------------------------------------
U.S. Phoenix Corporation            PA (1) (*)          Advent Financial Services, Inc.  100%     Shell
------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Algorithms, Inc.       PA (1) (*)          Advent Financial Services, Inc.  100%     Services to Analyze the Quality
                                                                                                  and Effectiveness of Medical Care
------------------------------------------------------------------------------------------------------------------------------------
Workers Comp Advantage, Inc.        PA (1) (*)          Advent Financial Services, Inc.  100%     Case Management and other Medical
                                                                                                  Management Services for Employers
                                                                                                  on Costs Related to Workers'
                                                                                                  Compensation Claims
------------------------------------------------------------------------------------------------------------------------------------
Primary Investments, Inc.           DE (1) (*)          Primary Holdings, Inc.           100%     Holding Company
------------------------------------------------------------------------------------------------------------------------------------

September 30, 1997                                  COMPANY ORGANIZATION LIST

------------------------------------------------------------------------------------------------------------------------------------
COMPANY                             STATE                 IMMEDIATE OWNER       OWNERSHIP          PRINCIPAL BUSINESS
                                                                                PERCENTAGE+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
United States Health Care Systems   PA (1) (*)    Primary Investments, Inc.     100%           HMO
of Pennsylvania, Inc.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.               VA (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.               OH (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare of the Carolinas,   NC (1) (*)    Primary Investments, Inc.     100%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of Georgia,   GA (1) (*)    Primary Investments, Inc.      63%           HMO
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Advent HMO Corporation              ND (1) (*)    Primary Investments, Inc.     100%           Inactive
------------------------------------------------------------------------------------------------------------------------------------
U.S. Health Insurance Company       CT (1) (*)    Primary Investments, Inc.     100%           Accident and Health Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         AL (1)(*)     Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         MI (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare, Inc.         OK (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
U.S. Healthcare, Inc.               MO (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare Holdings,     DE (1) (*)    Primary Investments, Inc.     100%           Holding Company
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Virginia Mason Health Plan, Inc.    WA (1) (*)    Primary Investments, Inc.     100%           HMO
------------------------------------------------------------------------------------------------------------------------------------
Aetna U.S. Healthcare of            CO (1) (*)    Aetna U.S. Healthcare         100%           HMO
Colorado, Inc.                                    Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------

Item 28. Indemnification
------------------------

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:


         (1)        (2)                  (3)                  (4)             (5)

Name of         Net Underwriting    Compensation on
Principal       Discounts and       Redemption or          Brokerage
Underwriter     Commissions         Annuitization          Commissions     Compensation*
-----------     ----------------    ----------------       -----------     --------------
Aetna Life Insurance                   $288,029                             $17,661,810
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 26th day of November, 1997.

                                            VARIABLE ANNUITY ACCOUNT B OF AETNA
                                            LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                           By: AETNA LIFE INSURANCE AND ANNUITY
                                               COMPANY
                                                 (Depositor)

                                             By: Thomas J. McInerney*
                                                 -------------------------------
                                                 Thomas J. McInerney
                                                 President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370) has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                            Date

Thomas J. McInerney*      Director and President                      )
--------------------      (principal executive officer)               )
Thomas J. McInerney*                                                  )
                                                                      )
Timothy A. Holt*          Director, Senior Vice President and Chief   )
-------------------       Financial Officer                           )
Timothy A. Holt                                                       )
                                                                      )
Christopher J. Burns*     Director                                    ) November
---------------------                                                 )
Christopher J. Burns                                                  ) 26, 1997
                                                                      )
J. Scott Fox*             Director                                    )
---------------------                                                 )
J. Scott Fox                                                          )
                                                                      )
John Y. Kim*              Director                                    )
---------------------                                                 )
John Y. Kim                                                           )


Shaun P. Mathews*         Director                                             )
--------------------                                                           )
Shaun P. Mathews                                                               )
                                                                               )
Deborah Koltenuk*         Vice President and Treasurer, Corporate Controller   )
--------------------                                                           )
Deborah Koltenuk                                                               )

By: /s/ Julie E. Rockmore
    ---------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.   Exhibit                                                                 Page
----------    -------                                                                 ----
99-B.1        Resolution of the Board of Directors of Aetna Life Insurance and Annuity    *
              Company establishing Variable Annuity Account B

99-B.3.1      Selling Agreement                                                           *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related Selling Agreement     *

99-B.3.3      Federated Broker Dealer Agreement (9/2/94)                                  *

99-B.4.1      Variable Annuity Contract G-MP1(5/97)                                       *

99-B.4.2      Variable Annuity Contract Certificate MP1CERT(5/97)                         *

99-B.4.3      Variable Annuity Contract I-MP1(5/97)                                       *

99-B.4.4      Variable Annuity Contract G-MP1(5/96)                                       *

99-B.4.5      Variable Annuity Contract Certificate MP1CERT(5/96)                         *

99-B.4.6      Variable Annuity Contract I-MP1(5/96)                                       *

99-B.4.7      Variable Annuity Contract G-CDA-96(NY)                                      *

99-B.4.8      Variable Annuity Contract Certificate GMCC-96(NY)                           *

99-B.4.9      Variable Annuity Contracts and Certificates                                 *
              G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP),
              I-CDA-IC(IR/MP), GMCC-IC(NQ)

99-B.4.10     Variable Annuity Contracts and Certificates                                 *
              G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)


99-B.4.11     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96) and    *
              Certificate MP1CERT(5/96)

*Incorporated by reference



Exhibit No.   Exhibit                                                                  Page
----------    -------                                                                  ----
99-B.4.12     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract                      *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.13     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96) and    *
              Certificate MP1CERT(5/96)

99-B.4.14     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96) and      *
              Certificate MP1CERT(5/96)

99-B.4.15     Endorsement G-MP1IRA(11/96) to Contract                                     *
              G-CDA-96(NY) and Certificate GMCC-96(NY)

99-B.4.16     Endorsements MP1END(5/97) and I-MP1END(5/97) to Contract GMP1(5/96) and     *
              Certificate MP1CERT(5/96)

99-B.4.17     Endorsement MP1END(9/97) to Contract G-MP1(5/96) and Certificate            *
              MP1CERT(5/96)

99-B.4.18     Endorsement I-MP1END(9/97) to Contract                                      *
              I-MP1(5/96)

99-B.5.1      Variable Annuity Contract Application (300-MAR-IB)                          *

99-B.5.2      Variable Annuity Contract Application (710.6.13)                            *

99-B.6.1      Certificate of Incorporation of Aetna Life Insurance and Annuity Company    *

99-B.6.2      Ammendment of Certificate of Incorporation of Aetna Life Insurance and      *
              Annuity Company

99-B.6.3      By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity *
              Company

99-B.8.1      Fund Participation Agreement (Amended and Restated) between Aetna Life      *
              Insurance and Annuity Company, Alger American Fund and Fred Alger
              Management, Inc. dated March 31, 1995

*Incorporated by reference


Exhibit No.   Exhibit                                                                  Page
----------    -------                                                                  ----

99-B.8.2      Fund Participation Agreement between Aetna Life Insurance and               *
              Annuity Company and Calvert Asset Management Company (Calvert
              Responsibly Invested Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended December 27,
              1993

99-B.8.3      Second Amendment dated January 1, 1996 to Fund Participation                *
              Agreement between Aetna Life Insurance and Annuity Company and
              Calvert Asset Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially Responsible Series)
              dated March 13, 1989 and amended December 27, 1993

99-B.8.4      Third Amendment dated February 11, 1997 to Fund Participation               *
              Agreement between Aetna Life Insurance and Annuity Company and
              Calvert Asset Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially Responsible Series)
              dated March 13, 1989 and amended December 27, 1993 and January 1,
              1996

99-B.8.5      Fourth Amendment dated February 28, 1997 to Fund Participation              *
              Agreement between Aetna Life Insurance and Annuity Company and
              Calvert Asset Management Company (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially Responsible Series)
              dated March 13, 1989 and amended December 27, 1993, January 1,
              1996, and February 11, 1997

99-B.8.6      Fund Participation Agreement by and among Aetna Life Insurance and          *
              Annuity Company, Insurance Management Series and Federated
              Advisors dated July 1, 1994

99-B.8.7      Fund Participation Agreements between Aetna Life Insurance and              *
              Annuity Company, Variable Insurance Products Fund and Fidelity
              Distributors Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996
              and March 1, 1996

*Incorporated by reference


Exhibit No.   Exhibit                                                                 Page
----------    -------                                                                 ----
99-B.8.8      Fifth Amendment, dated as of May 1, 1997, to the Fund                     *
              Participation Agreement between Aetna Life Insurance and Annuity
              Company, Variable Insurance Products Fund and Fidelity
              Distributors Corporation dated February 1, 1994 and amended on
              December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996
              and March 1, 1996

99-B.8.9      Fund Participation Agreement between Aetna Life Insurance and             *
              Annuity Company, Variable Insurance Products Fund II and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, May 1, 1995, January 1, 1996,
              February 1, 1996 and March 1, 1996

99-B.8.10     Fifth Amendment, dated as of May 1, 1997, to the Fund
              Participation Agreement between Aetna Life Insurance and Annuity          *
              Company, Variable Insurance Products Fund II and Fidelity
              Distributors Corporation dated February 1, 1994 and amended on
              December 15, 1994, May 1, 1995, January 1, 1996, February 1, 1996
              and March 1, 1996

99-B.8.11     Service Agreement between Aetna Life Insurance and Annuity Company        *
              and Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.12     Amendment dated January 1, 1997 to Service Agreement between Aetna        *
              Life Insurance and Annuity Company and Fidelity Investments
              Institutional Operations Company dated as of November 1, 1995

99-B.8.13     Fund Participation Agreement between Aetna Life Insurance and             *
              Annuity Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994, July 31, 1995 and March 1, 1996

99-B.8.14     Fund Participation Agreement between Aetna Life Insurance and             *
              Annuity Company and Lexington Management Corporation regarding
              Natural Resources Trust dated December 1, 1988 and amended
              February 11, 1991

*Incorporated by reference


Exhibit No.  Exhibit                                                                      Page

99-B.8.15    Fund Participation Agreement between Aetna Life Insurance and Annuity          *
             Company, Lexington Emerging Markets Fund, Inc. and Lexington Management
             Corporation (its investment advisor) dated April 28, 1994

99-B.8.16    Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life    *
             Insurance and Annuity Company and Massachusetts Financial Services Company
             dated April 30, 1996

99-B.8.17    First Amendment dated September 3,1996 to Fund Participation Agreement among   *
             MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
             Massachusetts Financial Services Company dated April 30, 1996

99-B.8.18    Second Amendment dated March 14, 1997 to Fund Participation Agreement among    *
             MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and
             Massachusetts Financial Services Company dated April 30, 1996

99-B.8.19    Fund Participation Agreement between Aetna Life Insurance and Annuity          *
             Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer
             Funds, Inc. dated March 11, 1997

99-B.8.20    Service Agreement between Oppenheimer Funds, Inc. and Aetna Life Insurance     *
             and Annuity Company dated March 11, 1997

99-B.8.21    Fund Participation Agreement between Aetna Life Insurance and Annuity          *
             Company, Investors Research Corporation and TCI Portfolios, Inc. dated July
             29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.8.22    Administrative Service Agreement between Aetna Life Insurance and Annuity      *
             Company and Agency, Inc.

99-B.9       Opinion and Consent of Counsel
                                                                                   -----------------

99-B.10      Consent of Independent Auditors
                                                                                   -----------------

99-B.13      Schedule for Computation of Performance Data                                   *

*Incorporated by reference



Exhibit No.  Exhibit                                                                      Page

99-B.15.1    Powers of Attorney                                                             *

99-B.15.2    Authorization for Signatures                                                   *

27           Financial Data Schedule
                                                                                    -----------------

*Incorporated by reference